As filed with the Securities and Exchange Commission on March 2, 2010

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.___	( )
Post-Effective Amendment No. 103	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	(X)
OF 1940

Amendment No. 103	(X)

MAXIM SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
8515 E. Orchard Road
Greenwood Village, Colorado  80111

Registrant's Telephone Number, including Area Code:  (866) 831-7129

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:
Ann B. Furman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson St. N. W.
Suite 400 East
Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________, pursuant to paragraph (b) of Rule 485
x	60 days after filing, pursuant to paragraph (a)(1) of Rule 485
80 days after filing , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on _______________ , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment no. 103 (“Amendment”) to Registrant’s registration statement contains Prospectuses relating to the following series of the Registrant:

•	Maxim Money Market Portfolio
•	Maxim Short Duration Bond Portfolio
•	Maxim U.S. Government Mortgage Securities Portfolio
•	Maxim Federated Bond Portfolio
•	Maxim Global Bond Portfolio
•	Maxim Loomis Sayles Bond Portfolio
•	Maxim Putnam High Yield Bond Portfolio
•	Maxim Small-Cap Value Portfolio
•	Maxim Small-Cap Growth Portfolio
•	Maxim Loomis Sayles Small-Cap Value Portfolio
•	Maxim Ariel Small-Cap Value Portfolio
•	Maxim Index 600 Portfolio
•	Maxim Ariel MidCap Value Portfolio
•	Maxim. T. Rowe Price MidCap Growth
•	Maxim MidCap Value Portfolio
•	Maxim Stock Index Portfolio
•	Maxim T. Rowe Price Equity/Income Portfolio
•	Maxim S&P 500 Index Portfolio
•	Maxim MFS International Growth Portfolio
•	Maxim MFS International Value Portfolio
•
Maxim Profile II Portfolios (Maxim Conservative Profile II Portfolio, Maxim Moderately Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, Maxim Aggressive Profile II Portfolio)

•
Maxim Lifetime Asset Allocation Portfolios (Maxim Lifetime 2015 Portfolio I, Maxim Lifetime 2015 Portfolio II, Maxim Lifetime 2015 Portfolio III, Maxim Lifetime 2025 Portfolio I, Maxim Lifetime 2025 Portfolio II, Maxim Lifetime 2025 Portfolio III, Maxim Lifetime 2035 Portfolio I, Maxim Lifetime 2035 Portfolio II, Maxim Lifetime 2035 Portfolio III, Maxim Lifetime 2045 Portfolio I, Maxim Lifetime 2045 Portfolio II, Maxim Lifetime 2045 Portfolio III, Maxim Lifetime 2055 Portfolio I, Maxim Lifetime 2055 Portfolio II, Maxim Lifetime 2055 Portfolio III,

•
Maxim SecureFoundation Lifetime Asset Allocation Portfolios (Maxim SecureFoundation Lifetime 2015 Portfolio, Maxim SecureFoundation Lifetime 2025 Portfolio, Maxim SecureFoundation Lifetime 2035 Portfolio, Maxim SecureFoundation Lifetime 2045 Portfolio, Maxim SecureFoundation Lifetime 2055 Portfolio)

Registrant is filing the Amendment as part of the 2010 annual update of the registration statement.  The Amendment is not intended to amend or delete any part of the registration statement except as specifically noted herein.

MAXIM SERIES FUND, INC.

Maxim Ariel MidCap Value Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs ,   and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ______________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio ’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, u nder normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium or medium/large  capitalization quintiles of the Russell 3000® Index at the time of initial purchase.   The Portfolio will e mphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:   a ctively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment ; and n ot investing in issuers primarily engaged in the manufacture of tobacco, handguns, or the production of nuclear energy.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Ariel MidCap Value Portfolio	xxx%	xxx%	xxx%
Russell MidCap ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Ariel Investments, LLC

Portfolio Manager
John W. Rogers, Jr., Chairman and Chief Executive Officer, Ariel Investments, LLC.  Mr. Rogers has managed the Portfolio since 1994.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.95% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Ariel Investments, LLC (Ariel) is a privately held minority-owned money manager registered as an investment adviser with the SEC.  Ariel is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Portfolio is John W. Rogers, Jr., Chairman and Chief Executive Officer.  In 1983, at the age of 24, Mr. Rogers founded Ariel with an investment philosophy grounded in patience, discipline and independent thinking.  Twenty-six years later, his original philosophy still guides Ariel.  As chief investment officer, Mr. Rogers is the lead portfolio manager for Ariel Fund and Ariel Appreciation Fund as well as the firm’s small, small/mid and mid-cap institutional portfolios.  Beyond Ariel, Mr. Rogers serves as a corporate board member of three public companies:  Aon Corporation, Exelon Corporation and McDonald’s Corporation.  His civic mindedness is reflected in his roles as director of the Chicago Urban League, a trustee of the University of Chicago as well as a member of the John S. and James L. Knight Foundation.  In 2008, Mr. Roger’s commitment to the community was recognized when he was awarded Princeton’s high honor, the Woodrow Wilson Award, bestowed annually on the graduate whose career embodies a commitment to national service.  He received an AB in economics in 1980 from Princeton University where he was also captain of the Varsity Basketball Team.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Russell MidCap ® Index.  The Russell MidCap ® Index measures the performance of the 800 smallest companies in the Russell 1000 ® Index, which represents approximately 31% of the total market capitalization value of the Russell 1000 ® Index.  The Russell MidCap ® Index is a registered trademark of Russell Investments.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less then three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Derivatives
The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio
Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record keeper’s resources to assist with notification to the insurance company, plan or program or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Ariel Small-Cap Value Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 portfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.    Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small, capitalization quintiles of the Russell 3000 ® Index at the time of initial purchase.  The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:  actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in issuers primarily engaged in the manufacture of tobacco, handguns, or the production of nuclear energy.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Ariel Small-Cap Value Portfolio	xxx%	xxx%	xxx%
Russell 2000 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Ariel Investments, LLC

Portfolio Manager
John W. Rogers, Jr., Chairman and Chief Executive Officer, Ariel Investments, LLC.  Mr. Rogers has managed the Portfolio since 1993.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.00% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Ariel Investments, LLC (Ariel) is a privately held minority-owned money manager registered as an investment adviser with the SEC.  Ariel is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Portfolio is John W. Rogers, Jr., Chairman and Chief Executive Officer.  In 1983, at the age of 24, Mr. Rogers founded Ariel with an investment philosophy grounded in patience, discipline and independent thinking.  Twenty-six years later, his original philosophy still guides Ariel.  As chief investment officer, Mr. Rogers is the lead portfolio manager for Ariel Fund and Ariel Appreciation Fund as well as the firm’s small, small/mid and mid-cap institutional portfolios.  Beyond Ariel, Mr. Rogers serves as a corporate board member of three public companies:  Aon Corporation, Exelon Corporation and McDonald’s Corporation.  His civic mindedness is reflected in his roles as director of the Chicago Urban League, a trustee of the University of Chicago as well as a member of the John S. and James L. Knight Foundation.  In 2008, Mr. Roger’s commitment to the community was recognized when he was awarded Princeton’s high honor, the Woodrow Wilson Award, bestowed annually on the graduate whose career embodies a commitment to national service.  He received an AB in economics in 1980 from Princeton University where he was also captain of the Varsity Basketball Team.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index

The Portfolio’s benchmark is the Russell 2000 ® Index.  The Russell 2000 ® Index  is a list that measures the performance of the 2000 smallest companies in the Russell 3000 ® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 ® Index.  The Russell 2000 ® Index is a registered trademark of Russell Investments.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets gave generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse  effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objectives.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares  to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the N YSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_______________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.     Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek to provide total return, consisting of two components:  (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.70%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed-income securities at the time of purchase, including mortgage-backed securities, corporate debt securities and U.S. government obligations.  A portion of the Portfolio may also be invested in foreign investment-grade debt securities and domestic or foreign non-investment-grade securities.  Domestic non-investment-grade debt securities include both convertible and high-yield corporate debt securities.  Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade debt securities.  The foreign debt securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars.

Investment grade securities are rated BBB or higher by Standard & Poor’s or have a comparable rating from another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are of comparable quality as determined by the portfolio manager based on its credit assessment that the security is comparable to investment grade.  Non-investment-grade securities are rated BB or lower by Standard & Poor’s or have a comparable rating from another NRSRO, or are of comparable quality if unrated.  If a security is downgraded below the minimum quality grade discussed above, the portfolio manager will re-evaluate the security, but will not be required to sell it.

The Portfolio may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Portfolio may use derivative contracts or hybrid instruments to increase or decrease the Portfolio’s exposure to the investments(s) underlying the derivative or hybrid.  Additionally, by way of example, the Portfolio may use derivative contracts in an attempt to:  increase or decrease the effective duration of the Portfolio;  seek to benefit from anticipated changes in the volatility of designated assets or instruments, such as indices, currencies and interest rates (volatility is a measure of the frequency and level of changes in the value of an asset or instrument without regard to the direction of such changes); obtain premiums from the sale of derivative contracts; realize gains from trading a derivative contract; or hedge against potential losses.  There can be no assurance that the Portfolio’s use of derivative contracts or hybrid instruments will work as intended.

The Portfolio may allocate relatively more of its holdings to a sector that the portfolio manager expects to offer the best balance between total return and risk.  The Portfolio will provide the appreciation component of total return by selecting those securities whose prices will, in the portfolio manager’s opinion, benefit from anticipated changes in economic and market conditions.  The portfolio manager may lengthen or shorten duration from time to time based on the portfolio manager’s interest rate outlook; however, the Portfolio has no set duration parameters.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be require to reinvest proceeds at the lower interest rates then available.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/01/2003)
Maxim Federated Bond Portfolio	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Federated Investment Management Company

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Robert J. Ostrowski	Senior Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups
Christopher J. Smith	Vice President and Senior Portfolio Manager
John T. Gentry	Vice President and Portfolio Manager
Mark E. Durbiano*	Senior Vice President and Senior Portfolio Manager

*Mr. Durbiano is a portfolio manager with respect to the high-yield portion of the Portfolio.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.70% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Federated Investment Management Company (“Federated”)   is a Delaware business trust and a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States.  Federated is registered as an investment adviser with the SEC.  Its principal business address is at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Robert J. Ostrowski, Christopher J. Smith, and John T. Gentry are the portfolio managers of the Portfolio.  Mr. Mark E. Durbiano is also a manager with respect to the high-yield portion of the Portfolio.

Mr. Ostrowski is Senior Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups, and Senior Portfolio Manager and is responsible for portfolio management and administration of the Government and General High Grade Corporate Bond Groups with Federated.  He joined Federated in 1987 and has 22 years investment experience.

Mr. Smith is a Vice President and Senior Portfolio Manager for Federated.  He is responsible for portfolio management and research, focusing primarily on financial institution portfolios (insurance companies, banks, credit unions & pension funds).  Mr. Smith joined Federated in 1995 and has 29 years investment experience.

Mr. Gentry is a Vice President and Portfolio Manager and is responsible for portfolio management and investment research in the fixed income area concentrating on high grade corporate, U.S. government, and U.S. government agency bonds with Federated.  He joined Federated in 1995 and has 19 years investment experience.

Mr. Durbiano, who manages only the high-yield portion of the Portfolio, is a Senior Vice President and Senior Portfolio Manager for Federated, and is the head of their Domestic High Yield Group.  Mr. Durbiano is responsible for portfolio management and research in the fixed income area, concentrating on domestic high yield securities.  He is a member of the Pittsburgh Society of Financial Analysts, and he has been with Federated since 1982 and has 27 years of investment experience.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Pending Sub-Adviser Legal Matters

None of the allegations, investigations, or requests for information detailed below relate to MCM, the Fund, or Maxim Federated Bond Portfolio. References below to the "Federated Funds" are references to proprietary mutual funds sponsored by Federated Investors Inc., the parent company of the Federated Funds' investment advisers and distributors, and not to the Fund or its Portfolios.

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds (the "Federated Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved.  The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Federated Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Federated Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain.

Although Federated does not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk   - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available.  Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Barclays Capital Aggregate Bond Index.  The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.   Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares  to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends quarterly .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [________________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek current income with capital appreciation and growth of income.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.30%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets in bonds of issuers located throughout the world.  The Portfolio will ordinarily invest in at least three countries, including the U.S., and hold foreign currencies and attempt to profit from fluctuations in currency exchange rates.  The Portfolio focuses on bonds rated investment grade or the unrated equivalent as determined by the Sub-Adviser, but may invest up to 25% of its total assets in below investment grade bonds (“high yield/high risk” or “junk”) bonds.

For purposes of pursuing its investment goal, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps.  A forward currency contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Cross currency forwards are forward contracts to sell an amount of a foreign currency when the Portfolio believes that foreign currency may suffer or enjoy a substantial movement against another foreign currency. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date for a price set at the time of the contract. For futures contracts or currency indices (a basket of currencies), such contracts provide for a cash payment upon settlement instead of physical delivery of a foreign currency. Futures contracts trade on an exchange unlike forward currency contracts. The Portfolio's investments in derivative currency transactions may result in net short currency exposures. Currency forwards, futures contracts and swaps could be affected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio or sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. The successful use of these transactions will usually depend on the portfolio manager's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of the transaction, or it may realize losses.

The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Portfolio may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.  Swap agreements are contracts between the Portfolio and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  With derivatives, the portfolio manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The portfolio manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk - The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Global Bond Portfolio	xxx%	xxx%	xxx%
Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Franklin Advisers, Inc.

Portfolio Managers
Dr. Michael Hasenstab, Senior Vice President, Co-Director, and Portfolio Manager for Franklin Templeton Investments’ International Bond Department.  Dr. Hasenstab has managed the Portfolio since 2005.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.30% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Franklin Advisers, Inc. (“Franklin”) is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded, global investment management organization, operating as Franklin Templeton Investments, listed on the New York Stock Exchange.  Franklin is registered as an investment adviser with the SEC.  Its principal business address is at One Franklin Parkway, San Mateo, CA 94403.

The Portfolio is managed by Dr. Michael Hasenstab.  Michael Hasenstab initially joined Franklin Templeton Investments in July of 1995. After a leave of absence to obtain his Ph.D., he rejoined the company in April of 2001. Currently, Dr. Hasenstab is Senior Vice President, Co-Director, and Portfolio Manager for Franklin Templeton Investments’ International Bond Department. In this position, he co-directs all investment strategies within the International Fixed Income Group and co-manages the portfolio management team. In addition, he is a member of the Global Economic and Sector Allocation Committees, and is Co-Portfolio Manager for numerous Franklin Templeton funds. Dr. Hasenstab specializes in global macro economic analysis with a focus on currency, interest rate, and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively in Asia, published research on China’s financial market, and consulted global companies on Asia-Pacific investments and strategy.  Dr. Hasenstab earned a Ph.D. in Economics from the Asia Pacific School of Economics and Management at Australian National University, a Master’s in Economics of Development from the Australian National University, and a B.A. in International Relations/Political Economy from Carleton College in the United States.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk   - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk - The Portfolio is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Citigroup World Government Bond Index.   The Citigroup World Government Bond Index is a market-capitalization-weighted benchmark that tracks total returns of government bonds in 23 developed countries globally.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.   Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions.   Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should be not considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund. In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [______________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings progarms , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find  a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek investment results that track the total return of the common stocks that comprise the S&P SmallCap 600 ® Stock Index (the “Benchmark Index”) .

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will i nvest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index.  The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index.  This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Index 600 Portfolio	xxx%	xxx%	xxx%
S&P SmallCap 600 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast
Richard A. Brown	Director, Equity Portfolio Management
Thomas J. Durante	Director, Senior Portfolio Manager, Equity

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.60% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Mellon Capital Management Corporation (“Mellon Capital”) is a separately identifiable division of The Bank of New York Mellon, a New York State chartered bank, and is registered as an investment adviser with the SEC.  Mellon Capital’s principal business address is One Wall Street, New York, New York 10286.

The Mellon Capital Equity Index Team is responsible for the day-to-day management of the Portfolio.  The team is comprised of Ms. Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast, with nine years at Mellon Capital.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.   She is also responsible for the refinement and implementation of the equity portfolio management process.  Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities.  Ms. Wong attained the Chartered Financial Analyst designation.  She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management, with 14 years at Mellon Capital. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity, with nine years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios.  He is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante attained the Chartered Financial Analyst designation.  He graduated with a BA from Fairfield University.
Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.  As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular bond normally will not result in eliminating the bond from the Portfolio.  The Portfolio will remain invested in bonds even when bond prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index.  For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return.  In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Sector Risk – Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark is the S&P SmallCap 600 ® Index.   The S&P SmallCap 600 ® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.  The stocks that make up the S&P SmallCap 600 ® Index trade on the NYSE, AMEX, or NASDAQ over-the-counter market.  The S&P SmallCap 600 ® Index is a registered trademark of the McGraw-Hill Companies.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Tracking a Benchmark Index

The Portfolio is not actively managed, but is designed to track the performance of its Benchmark Index (sometimes referred to in this Prospectus as an “ I ndex P ortfolio”).  The Benchmark Index for the Portfolio is described below:

The S&P Small Cap 600 Stock Index (the "S&P SmallCap 600®") is comprised of the stocks which make up the S&P SmallCap 600® and trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ over-the-counter market.  The S&P SmallCap 600® is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

*"Standard & Poor’s®”, “S&P®” and “S&P SmallCap 600®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GWL&A .  The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s , Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio , and Standard & Poor’s  is not an affiliate or a sponsor of the Fund, the Portfolio or MCM. .

The S&P SmallCap 600® is sponsored by Standard & Poor's which is responsible for determining which stocks are represented in the index.

Standard & Poor’s is not responsible for and does not participate in the operation or management of the Portfolio, nor does it guarantee the accuracy or completeness of the Benchmark Index or the data therein.  Inclusion of a stock in the Benchmark Index does not imply that it is a good investment.

Total returns for the S&P SmallCap 600® assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios

Index P ortfolios typically have the following characteristics:

•	Variety of investments. Index P ortfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, I ndex P ortfolios usually do not perform dramatically better or worse than their benchmarks.
•
Low cost.  Index P ortfolios are inexpensive to run compared with actively managed portfolios.  They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most I ndex P ortfolios have lower turnover rates and lower capital gains distributions.  However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions.  This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes.  In some cases, such changes may force an Index Portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer.  Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios
The value of the Portfolio will generally decline when the performance of its Benchmark Index declines. Because the Portfolio is designed to track an index before fees and expenses, the Portfolio cannot purchase other securities that may help offset declines in its index.  In addition, because the Portfolio may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of the Portfolio may fail to match the performance of its Benchmark Index, after taking expenses into account. It is not possible to invest directly in an index.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of  mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objectives.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected.

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRA, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_______________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRA, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ______________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek high total investment return through a combination of current income and capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.90%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Portfolio will focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

The Portfolio may invest up to 20% in preferred stock and convertible preferred stock.  It may invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.  It may also invest up to 35% of its total assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk .

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Loomis Sayles Bond Portfolio	xxx%	xxx%	xxx%
Merrill Lynch Corporate/Government Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Loomis, Sayles & Company, L.P.

Portfolio Manager
Daniel J. Fuss, CFA and CIC, Executive Vice President and Vice Chairman, Loomis, Sayles & Company, L.P.  Mr. Fuss has managed the Portfolio since ____.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.90% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the SEC. Its principal business address is One Financial Center, Boston, Massachusetts  02111.

The day-to-day manager of the Portfolio is Daniel J. Fuss, CFA and CIC, Executive Vice President and Vice Chairman of Loomis Sayles.   Mr. Fuss has been with Loomis Sayles since 1976.   Mr. Fuss earned a B.S. and Masters in Business Administration from Marquette University.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.  The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates.  In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk   - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Merrill Lynch Corporate/Government Index.   The Merrill Lynch Corporate/Government Index is comprised of U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.   Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with  qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated.   Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [______________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, colleges savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The p ortfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.    Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _____________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 ® Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000 ® Index at the time of purchase.

The Portfolio seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio manager believes are under-valued in the market.  The Portfolio will opportunistically invest in companies that have experienced business problems but which are believed to have favorable prospects for recovery.  The Portfolio will invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000 ® Index market capitalization range.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Loomis Sayles Small-Cap Value Portfolio	xxx%	xxx%	xxx%
Russell 2000 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Loomis, Sayles & Company, L.P.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Joseph R. Gatz, CFA	Vice President
Daniel G. Thelen, CFA	Vice President

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.00% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the SEC. Its principal business address is One Financial Center, Boston, Massachusetts  02111.

Joseph R. Gatz, CFA, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 2000 when he joined Loomis Sayles.  Mr. Gatz received a BA from Michigan State University and an MBA from Indiana University.

Daniel G. Thelen, CFA, Vice President of Loomis Sayles, has served as co-manager of the Maxim Loomis Sayles Small-Cap Value Portfolio since 2000 and has been employed by Loomis Sayles since 1996.  Mr. Thelen received a BA and an MBA from Michigan State University.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index

The Portfolio’s benchmark is the Russell 2000 ® Index.  The Russell 2000 ® Index  is a list that measures the performance of the 2000 smallest companies in the Russell 3000 ® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 ® Index.  The Russell 2000 ® Index is a registered trademark of Russell Investments.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with  qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

 MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.
GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Putnam Administrative Services Agreement
The Distributor and MCM entered into a Services Agreement with their affiliate, Putnam Investor Services, Inc. (“Putnam”), who provides certain administrative and recordkeeping services as agent for the sponsor of college savings programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “529 Plan”).  Under the Services Agreement Putnam will provide certain recordkeeping and administrative services to the Fund with regard to each Portfolio that is sold as an investment option in the 529 Plan.  For services rendered and expenses incurred pursuant to the Services Agreement, the Distributor will pay Putnam a fee of 0.20% of the average daily net asset value of the share of each Portfolio that is sold in the 529 Plan.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [__________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim MFS International Growth Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _____________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.20%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depository receipts of foreign (including emerging markets) issuers.  The Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region; provided, that the Portfolio will, under normal circumstances, invest in at least three different countries.  The Portfolio may invest in companies of any size.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if:  the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of, and maintains a principal office in, that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; the issuer is included in an index which is representative of that country; or the issuer is exposed to the economic fortunes and risks of that country.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes have above average growth potential and that are also trading at reasonable valuation. The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio.  Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.  Factors considered may include analysis of earnings, cash flows, competitive position, and management ability.  Quantitative analysis of these and other factors may also be considered.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/21/2003)
Maxim MFS International Growth Portfolio	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Massachusetts Financial Services Company

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Marcus L. Smith	Investment Officer
Daniel Ling	Investment Officer

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.20% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Massachusetts Financial Services Company (“MFS”)   is a Delaware corporation and a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).  MFS is registered as an investment adviser with the SEC.  Its principal business address is at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is co-managed by Mr. Marcus L. Smith and Mr. Daniel Ling.  Mr. Smith, Investment Officer, has been portfolio manager of the MFS Institutional International Equity Fund since January 2001, and has been employed with MFS since 1994.  Mr. Ling, Investment Officer, has been portfolio manager of the MFS Institutional International Equity Fund since October 2009, and has been employed with MFS since 2006.  Prior to joining MFS, Mr. Ling was an Investment Manager for Lion Capital Management in Singapore.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks

The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Stock Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries.  Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk   - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.  The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates.  In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the MSCI EAFE ® .   The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE®”) Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries.  The index is designed to represent the performance of the international equity market generally.  The MSCI EAFE® Index is a registered trademark of Morgan Stanley Capital International, Inc.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Foreign Securities

The Portfolio  invests in foreign securities as its principal investment strategy.   Accordingly, you should be aware of the risks associated with foreign securities investments .

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.  The Portfolio has substantial exposure to foreign markets in that the Portfolio invests primarily in the securities of foreign issuers.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatilitywhich negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continued to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historical practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares  to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or duing any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.) Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .   Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the recordkeeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions.   Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs,   qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings progarms , and other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim MFS International Value Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the Portfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _____________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  Under normal circumstances, the Portfolio will invest primarily in companies located outside the U.S., including those in emerging markets.  The Sub-Adviser may invest a relatively large percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region.  The Sub-Adviser may invest the Portfolio’s assets in companies of any size.

The Portfolio generally focuses on investing its assets in the stocks of companies that the Sub-Adviser believes are undervalued compared to their perceived worth (value companies).  Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, and other financial measures.  The Sub-Adviser uses a bottom-up investment approach in buying and selling investments for the Portfolio.  Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions.  Factors considered may include analysis of earnings, cash flows, competitive position, and management ability.  Quantitative analysis of these and other factors may also be considered.

The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.  The Portfolio may use derivatives for any of the following purposes:  as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio’s return as a non-hedging strategy that may be considered speculative.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim MFS International Value Portfolio	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark indexes, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Massachusetts Financial Services Company

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Benjamin Stone	Investment Officer	2009
Barnaby Weiner	Investment Officer	2009

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.00% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Massachusetts Financial Services Company (“MFS”)   is a Delaware corporation and a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).  MFS is registered as an investment adviser with the SEC.  Its principal business address is at 500 Boylston Street, Boston, Massachusetts 02116.

The Portfolio is co-managed by Mr. Benjamin Stone and Mr. Barnaby Weiner.  Mr. Stone, an Investment Officer of MFS, has been a portfolio manager of the MFS International Value Fund since November 2008 and has been employed in the investment area of MFS since 2005.  Prior to joining MFS, Mr. Stone was a research analyst at Schroders Investment Management from 1997 to 2005.  Mr. Weiner, an Investment Officer of MFS, has been a portfolio manager of the MFS International Value Fund since January 2003 and has been employed in the investment area of MFS since 1998.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Stock Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries.  Market risk may affect a single company, industry sector of the economy or the market as a whole.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk   - When investing a substantial amount of assets in issuers located in a single country, a limited number of countries or a particular geographic region, there is a risk that economic, political and social conditions in those countries or that region will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging markets countries, or regions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Indexes
The Portfolio’s benchmark indexes are the MSCI EAFE ® Index and the MSCI EAFE ® Value Index.  The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE ® ”) Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries.  The index is designed to represent the performance of the international equity market generally.  The MSCI EAFE ® Index is a registered trademark of Morgan Stanley Capital International, Inc.

Effective September 1, 2009, the Portfolio began using the MSCI EAFE ® Value Index, which is more representative of the types of securities generally held by the Portfolio, as an additional benchmark.  The MSCI EAFE ® Value Index is a subset of the MSCI EAFE ® Index and constituents of the index include securities from Europe, Australasia (Australia and Asia), and the Far East.  The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE ® Index and consists of those securities classified by MSCI as most representing the value style.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Foreign Securities

The Portfolio invests in foreign securities as its principal investment strategy.   Accordingly, you should be aware of the risks associated with foreign securities investments .

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.  The Portfolio has substantial exposure to foreign markets in that the Portfolio invests primarily in the securities of foreign issuers.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values.   These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM.   The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continued to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historical practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio’s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its investment objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares
Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares
The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.) Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated.   Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings.   Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

 MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected.

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [__________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-866-831-7129.

The Fund’s web site is www.maximfunds.com.  The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(8 66 ) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.      Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ___________ , 20 10

Portfolio Summary

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolio

Shareholder Information

Financial Highlights

Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.25%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States.  Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell Midcap ® Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Russell Midcap ® Value Index is currently (as of December 31, 2008) between $24 million and $13.97 billion.

The Portfolio may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap ® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

The Portfolio is managed using a quantitative investment process.  GSAM’s quantitative style of investment management emphasizes the three building blocks of active management: fundamentally-based stock selection, careful portfolio construction and efficient implementation.  The Portfolio maintains risk, style, capitalization and industry characteristics similar to the Russell MidCap ® Value Index.  The index is designed to represent an investable universe of mid cap companies with low earnings growth expectations.  The Portfolio seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.  The Portfolio may use derivatives, including futures contracts, to equitize cash in the Portfolio between rebalancings of the Portfolio.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Since Inception (5/15/08)
Maxim MidCap Value Portfolio	xxx%	xxx%
Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Goldman Sachs Asset Management, L.P.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Katinka Domotorffy, CFA	Managing Director	2008
Kent Daniel, PhD	Managing Director	2008
Andrew W. Alford, PhD	Managing Director	2008

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.25% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Goldman Sachs Asset Management, L.P. (“GSAM ® ”) is a Delaware limited partnership and an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  GSAM is registered as an investment adviser with the SEC.  GSAM’s  principal business address is 32 Old Slip, New York, New York 10005.

In connection with GSAM’s service as Sub-Adviser to the Portfolio, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Portfolio. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Portfolio allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by MCM. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

Katinka Domotorffy, CFA, Managing Director, is the chief investment officer and head of GSAM’s Quantitative Investment Strategies (QIS) group. Prior to her current role, Ms. Domotorffy was the head of strategy for QIS and a senior portfolio manager and researcher working with the global macro/fixed income teams. Ms. Domotorffy joined the QIS team when she joined Goldman Sachs in 1998. She was named managing director in 2005 and partner in 2006. Ms. Domotorffy's previous focus was primarily on quantitative research and portfolio management for a variety of global tactical asset allocation mandates in the institutional and third-party channels. Her research focus has included global cross-sectional and domestic sector-based equity strategies as well as optimal portfolio construction techniques. Prior to joining the firm, Ms. Domotorffy was the recipient of a Thouron fellowship for study in the United Kingdom, where she earned an MS in Finance, with distinction, from the London School of Economics. She earned a BS from the University of Pennsylvania and is a CFA charterholder.

Kent Daniel, PhD, Managing Director, is the co-CIO of Equity Strategies and head of equity research for GSAM's Quantitative Investment Strategy (QIS) group. Mr. Daniel joined GSAM in December 2004, became director of the Equity Research Group in August 2005, and most recently assumed the role of co-head of the QIS research effort, focusing on equity models. For the last three years, Mr. Daniel has headed up the effort to develop and implement a number of new proprietary quantitative signals on the QIS equity platform, and has worked closely with the portfolio management and implementation team on many key issues. He has served as a key member of the equity strategy group and has been integrally involved in portfolio management issues. He has contributed to a number of infrastructure efforts in QIS, including the implementation of a new research and production portfolio optimization platform. Prior to joining GSAM, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University. Mr. Daniel holds a BS with honors from the California Institute of Technology and an MBA and PhD from UCLA. In addition to other awards, his papers received the 1997 and 1999 Smith-Breeden awards for the best paper in The Journal of Finance. He has served as a Faculty Research Fellow at the National Bureau of Economic Research, an Associate Editor for The Journal of Finance, and as a Director of the Western Finance Association and the American Finance Association.

Mr. Alford, PhD, Managing Director, is responsible for the US equity long-only portfolios as well as the Flex (130/30) equity long-short strategies managed by the Quantitative Investment Strategies (QIS) group at GSAM. Previously, Mr. Alford was the group's director of equity research. Prior to joining Goldman Sachs in 1998, Mr. Alford was an accounting professor at the MIT Sloan School of Management, and then the University of Pennsylvania’s Wharton School of Business. He has also served as an academic fellow in the Office of Economic Analysis at the Securities and Exchange Commission in Washington, DC. Mr. Alford has a BS in Information and Computer Science from the University of California at Irvine, and an MBA and a PhD from the Booth Graduate School of Business at the University of Chicago.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Sector Risk – Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark is the Russell MidCap ® Value Index.  The Russell Midcap ® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes the Russell MidCap ® Index companies with lower price-to-book ratios and lower forecasted growth values.  The Russell Midcap ® Value Index is a registered trademark of Russell Investments.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Debt Securities
The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.  Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

GSAM’s Quantitative Investment Strategies (“QIS”) Team Philosophy:

Step 1: Stock Selection

GSAM forecasts expected returns on over 10,000 stocks globally on a daily basis.  Stock return forecasts are determined using a proprietary model developed by the QIS group.. This model is based on six investment themes—Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries

Step 2: Portfolio Construction

GSAM uses a proprietary risk model to help manage the expected deviation of the Portfolio’s returns and the benchmark’s returns. The risk model includes all of the above themes used in the return model, as well as several other factors GSAM believes are associated with risk but not return. In this process, GSAM seeks to add value by overweighting (relative to the benchmark) stocks with attractive characteristics (as defined by the return model) and underweighting stocks with less attractive characteristics.  At the same time, GSAM seeks to manage risk by controlling exposure to other characteristics such as size and sector weight deviations relative to the benchmark. A computer optimizer evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio.

Step 3: Efficient Implementation

GSAM’s portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables in the return model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Portfolio.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets gave generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder r’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_________________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Lifetime 2015 Portfolio I
Maxim Lifetime 2015 Portfolio II
Maxim Lifetime 2015 Portfolio III

Maxim Lifetime 2025 Portfolio I
Maxim Lifetime 2025 Portfolio II
Maxim Lifetime 2025 Portfolio III

Maxim Lifetime 2035 Portfolio I
Maxim Lifetime 2035 Portfolio II
Maxim Lifetime 2035 Portfolio III

Maxim Lifetime 2045 Portfolio I
Maxim Lifetime 2045 Portfolio II
Maxim Lifetime 2045 Portfolio III

Maxim Lifetime 2055 Portfolio I
Maxim Lifetime 2055 Portfolio II
Maxim Lifetime 2055 Portfolio III

(the “ Portfolio (s)”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes 15 of 54 portfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  Each Portfolio has two classes of shares – Class T and Class T1.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio s.

Each Portfolio provides an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date), risk tolerance, and personal objectives.  There are three risk profile options for each available year designated in the name of the Portfolio (“transition year”).  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.

Each Portfolio is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds.  Each Portfolio may also invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”), and cash and cash equivalents.  The mutual funds in which the Portfolio may invest, together with the GWL&A Contract, are collectively referred to as the “Underlying Portfolios.”  For more information, please see the “More Information About the Portfolios” section of this Prospectus.

The Fund may sell shares of the Portfolio s to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (‘variable insurance contracts”) , to individual retirement account (“IRA”) owners, and to qualified retirement plans and college savings programs .  Therefore, you cannot purchase shares of the Portfolio s directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes one or more of the Portfolio s available for investment.

This Prospectus contains important information about the Portfolio s that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is __________________ , 20 10

Portfolio Summaries

Purchase and Sale of Portfolio Shares

Tax Information

Payments to Broker-Dealers and Other Financial Intermediaries

Management and Organization

More Information About the Portfolios

Shareholder Information

Financial Highlights

Additional Information

Appendix A	A-1

Portfolio Summaries

Maxim Lifetime 2015 Portfolio I

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2015 Portfolio I – T Class	Maxim Lifetime 2015 Portfolio I – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 1	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 2	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2015 Portfolio I	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015.  Depending on its risk profile and proximity to 2015, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

1 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2015 Portfolio I	xxx%
Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2015 Portfolio II

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2015 Portfolio II – T Class	Maxim Lifetime 2015 Portfolio II – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 3	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 4	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2015 Portfolio II	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015.  Depending on its risk profile and proximity to 2015, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

3 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

4 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2015 Portfolio II	xxx%
Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2015 Portfolio III

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2015 Portfolio III – T Class	Maxim Lifetime 2015 Portfolio III – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 5	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 6	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2015 Portfolio III	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2015.  Depending on its risk profile and proximity to 2015, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

5 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

6 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2015 Portfolio III	xxx%
Morningstar Lifetime Aggressive 2015 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2025 Portfolio I

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2025 Portfolio I – T Class	Maxim Lifetime 2025 Portfolio I – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 7	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 8	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2025 Portfolio I	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025.  Depending on its risk profile and proximity to 2025, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

7 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

8 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2025 Portfolio I	xxx%
Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2025 Portfolio II

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2025 Portfolio II – T Class	Maxim Lifetime 2025 Portfolio II – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 9	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 10	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2025 Portfolio II	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025.  Depending on its risk profile and proximity to 2025, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

9 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

10 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2025 Portfolio II	xxx%
Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2025 Portfolio III

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2025 Portfolio III – T Class	Maxim Lifetime 2025 Portfolio III – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 11	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 12	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2025 Portfolio III	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2025.  Depending on its risk profile and proximity to 2025, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

11 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

12 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2025 Portfolio III	xxx%
Morningstar Lifetime Aggressive 2025 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2035 Portfolio I

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2035 Portfolio I – T Class	Maxim Lifetime 2035 Portfolio I – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 13	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 14	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2035 Portfolio I	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035.  Depending on its risk profile and proximity to 2035, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

13 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

14 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2035 Portfolio I	xxx%
Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)	xxx%
For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2035 Portfolio II

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2035 Portfolio II – T Class	Maxim Lifetime 2035 Portfolio II – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 15	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 16	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2035 Portfolio II	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035.  Depending on its risk profile and proximity to 2035, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

15 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

16 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2035 Portfolio II	xxx%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2035 Portfolio III

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2035 Portfolio III – T Class	Maxim Lifetime 2035 Portfolio III – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 17	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 18	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2035 Portfolio III	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035.  Depending on its risk profile and proximity to 2035, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

17 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

18 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2035 Portfolio III	xxx%
Morningstar Lifetime Aggressive 2035 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2045 Portfolio I

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2045 Portfolio I – T Class	Maxim Lifetime 2045 Portfolio I – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 19	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 20	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2045 Portfolio I	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045.  Depending on its risk profile and proximity to 2045, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

19 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

20 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2045 Portfolio I	xxx%
Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2045 Portfolio II

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2045 Portfolio II – T Class	Maxim Lifetime 2045 Portfolio II – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 21	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 22	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2045 Portfolio II	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045.  Depending on its risk profile and proximity to 2045, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

21 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

22 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2045 Portfolio II	xxx%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2045 Portfolio III

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2045 Portfolio III – T Class	Maxim Lifetime 2045 Portfolio III – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 23	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 24	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2045 Portfolio III	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045.  Depending on its risk profile and proximity to 2045, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

23 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

24 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2045 Portfolio III	xxx%
Morningstar Lifetime Aggressive 2045 Index (reflects no deduction for fees, expenses or taxes)	xxx%
For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2055 Portfolio I

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2055 Portfolio I – T Class	Maxim Lifetime 2055 Portfolio I – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 25	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 26	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2055 Portfolio I	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055.  Depending on its risk profile and proximity to 2055, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

25 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

26 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2055 Portfolio I	xxx%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2055 Portfolio II

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2055 Portfolio II – T Class	Maxim Lifetime 2055 Portfolio II – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 27	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 28	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2055 Portfolio II	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055.  Depending on its risk profile and proximity to 2055, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

27 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

28 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2055 Portfolio II	xxx%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Lifetime 2055 Portfolio III

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation and income consistent with its current asset allocation.  After the transition year, the investment objective is to seek income and secondarily, capital growth.  The Portfolio's investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim Lifetime 2055 Portfolio III – T Class	Maxim Lifetime 2055 Portfolio III – T1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 29	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 30	[x.xx%]	[x.xx%]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim Lifetime 2055 Portfolio III	1 Year	3 Years
Class T	$xx	$xxx
Class T1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on May 1, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055.  Depending on its risk profile and proximity to 2055, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

29 Because the Portfolio began operations on May 1, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

30 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk - Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

Since Inception (5/1/09)
Maxim Lifetime 2055 Portfolio III	xxx%
Morningstar Lifetime Aggressive 2055 Index (reflects no deduction for fees, expenses or taxes)	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolios regarding the purchase or redemption of Portfolio shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolios based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolios qualify as regulated investment companies and distribute their income as required by tax law, the Portfolios will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolios, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolios are not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolios and their related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolios as underlying investment options in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolios, and your salesperson to recommend the Portfolios over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolios.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

The Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett.  As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the Portfolios’ investment program.  Mr. Corbett, Chairman and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Portfolios since inception in 2009.  Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney.  He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance.  Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Advisory Fees
For its services, MCM is entitled to a fee of 0.12% of average net assets, which is calculated daily and paid monthly, of each Portfolio.

A discussion regarding the basis for the Board of Directors approving the investment advisory contract of the Fund will be available in the Portfolios’ Semi-Annual Report to shareholders for the period ending June 30, 2010.

More Information About the Portfolios

Overview of the Portfolios

Each Portfolio is a “fund-of-funds” that pursues its investment objective by investing in the Underlying Portfolios.   Each Portfolio provides an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date), risk tolerance, and personal objectives.  There are three risk profile options for each available year designated in the name of the Portfolio (“transition year”).  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  The Portfolio II series are generally expected to pursue a more moderate  allocation strategy relative to the Portfolio I or Portfolio III series.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  Not all series may be available under a particular variable insurance contract or to a particular qualified retirement plan or college savings program.  For qualified retirement plans and college savings programs, plan sponsors are generally expected to select one series for any particular transition year made available.

The Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement (or other targeted funding need).  The Portfolios strive to provide shareholders with diversification across major asset classes primarily through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios.  The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

Each Portfolio establishes asset allocations that MCM considers generally appropriate to investors at specific stages of their retirement, or other investment planning, and then periodically revises the asset mix to meet increasingly conservative investment needs as the investor nears retirement (or other targeted funding need).  Therefore, an investor should consider selecting a Portfolio whose stated transition year is closest to their own projected retirement date (or other targeted funding need).

For those Portfolios farthest away from their stated transition year, allocations to equity securities are higher so that investors may benefit from their long-term growth potential, while allocations to debt securities are lower.  As an investor’s retirement date (or other targeted funding need) approaches, the Portfolio’s allocations to equity securities decrease and allocations to fixed income securities increase.  After reaching the end of a Portfolio’s stated transition year, the Portfolio’s allocations to equity securities will continue to decrease over time in an effort to focus more on higher income and lower risk.

The Asset Allocation Process
MCM will allocate each Portfolio’s assets among the Underlying Portfolios.  The first step in MCM’s allocation process is to determine each Portfolio's asset class allocations. MCM bases this decision on each Portfolio's anticipated risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes.  MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of a Portfolio’s target allocations.  However, MCM ultimately has sole responsibility for determining each Portfolio's asset class allocations and its investments in Underlying Portfolios.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios.  MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest.  In selecting Underlying Portfolios, MCM considers a variety of factors in the context of current economic and market conditions, including the Underlying Portfolio's investment strategy, risk profile and historical performance, Morningstar ratings, fees and expenses, asset size and managerial style.  Allocations to the Underlying Portfolios will change as each Portfolio’s asset mix becomes more conservative over time.  The shift toward more conservative investments reflects the need for reduced investment risk as retirement (or other targeted funding need) approaches.  In general, a Portfolio may not invest in all available Underlying Portfolios, but instead may select a limited number of Underlying Portfolios considered most appropriate for each Portfolio's investment objective, risk profile and transition year.

In accordance with its investment process, MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on quarterly basis, or more frequently as deemed necessary.  MCM will make changes to these allocations from time to time as appropriate to the risk profile and individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective.  Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date.  To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date.   MCM may add or delete asset classes, change target allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders.

The potential rewards and risks associated with each Portfolio depend on both the asset class allocations and the chosen mix of Underlying Portfolios.  There can be no guarantee, however, that any of the Portfolios will meet its respective objective.

Principal investment strategies.
The principal investment strategies of the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus.  More detailed descriptions of the principal investment strategies are described below.

Each Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, the transition year. Depending on its risk profile and proximity to the transition year, each Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital. Over time, each Portfolio ’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

For each Portfolio , MCM establishes an anticipated allocation among different broad asset classes based on the transition year identified in the Portfolio ’s name and the risk profile for each Portfolio . Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Portfolio ’s assets that will be allocated to each such Underlying Portfolio. A table showing the asset classes (corresponding to Morningstar ® categories) used for the Portfolios and the Underlying Portfolios in which each Portfolio is expected to invest as of the date of this Prospectus is included in Appendix A to this Prospectus.   MCM may add or delete asset classes, change target allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders.  Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed in Appendix A, and may invest in Underlying Portfolios not listed in Appendix A.   Each Underlying Portfolio has its own investment objectives, strategies, policies and risks and may hold a wide range of securities in its portfolio.

The Portfolios each may invest in the GWL&A Contract.  The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).  Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio’s performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

The following table demonstrates, under normal circumstances, how each Portfolio currently expects (as of the date of this Prospectus) to allocate among equity and fixed income Underlying Portfolios.  Please note that each Portfolio ’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus.  For purposes of calculating the percentages in the table below, the GWL&A Contract is considered to be a Fixed Income Fund.

Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim Lifetime 2015 Portfolio I	30-50%	50-70%
Maxim Lifetime 2015 Portfolio II	40-60%	40-60%
Maxim Lifetime 2015 Portfolio III	50-70%	30-50%
Maxim Lifetime 2025 Portfolio I	50-70%	30-50%
Maxim Lifetime 2025 Portfolio II	60-80%	20-40%
Maxim Lifetime 2025 Portfolio III	75-95%	5-25%
Maxim Lifetime 2035 Portfolio I	60-90%	10-40%
Maxim Lifetime 2035 Portfolio II	70-95%	5-30%
Maxim Lifetime 2035 Portfolio III	80-98%	2-20%
Maxim Lifetime 2045 Portfolio I	65-90%	10-35%
Maxim Lifetime 2045 Portfolio II	75-95%	5-25%
Maxim Lifetime 2045 Portfolio III	85-98%	2-15%
Maxim Lifetime 2055 Portfolio I	65-95%	5-35%
Maxim Lifetime 2055 Portfolio II	75-98%	2-25%
Maxim Lifetime 2055 Portfolio III	85-98%	2-15%

Each Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.  Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day).  Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios.  As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

Each Portfolio ’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

You should be aware that the Portfolios are not intended to provide a complete solution to your investment or retirement needs.  If you intend to invest in a Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income when selecting a Portfolio.

Principal Investment Risks.
The principal investment risks associated with investing in the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk - Since the Portfolios invest directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolios.  To the extent a Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolios.  As a result, over the long-term the Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

As a result of the Portfolios indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in the Portfolios entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

The ability of the Portfolios to achieve their investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios.  There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios.  As a result, the Portfolios’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolios’ investments among the Underlying Portfolios.  MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolios.  Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios.  These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolios.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The more the Portfolios allocate to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.  Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Most, if not all, of the Underlying Portfolios in which the Portfolios invests are Index Portfolios.  Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio.  In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index.  For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios' total return.  In addition, an Index Portfolio may own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Portfolio.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.  When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Indexes
Each Portfolio compares its returns to the Morningstar Lifetime Allocation Index that corresponds to the Portfolio’s transition year and risk profile.  The Morningstar Lifetime Allocation Indexes are built on asset allocation methodologies developed by Ibbotson Associates, Inc., a leader in asset allocation research and a Morningstar company since 2006.  The Indexes provide pure asset-class exposure to global equities, global fixed-income, commodities, and Treasury Inflation-Protected Securities (TIPS) by using existing Morningstar indexes as allocation building blocks.

Underlying Portfolios

By owning shares of Underlying Portfolios, each of the Portfolio s indirectly invests, to varying degrees, in securities held by the Underlying Portfolios.  The securities in which the Underlying Portfolios may invest include, but are not limited to, U.S. and international equity securities (including emerging market stocks), U.S. and international fixed-income securities (including emerging market bonds), derivatives, and short-term investments.  The following section provides further information on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks.  Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Portfolios.

Equity Securities

The Underlying Portfolios that invest in equity securities will be subject to the risks associated with common stocks and other equity investments.  Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies

Certain Underlying Portfolios may invest in securities of small and medium size companies.   The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell Midcap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause an Underlying Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, an investment adviser or sub-adviser when making a decision to purchase a security for an Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Fixed-Income Securities

Certain Underlying Portfolios may invest in fixed-income securities.  Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Underlying Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as “high yield-high risk securities” or “junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Certain of the Underlying Portfolios may invest in foreign securities.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause an Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Certain of the Underlying Portfolios may use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject an Underlying Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the adviser or sub-adviser of an Underlying Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of an Underlying Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for an Underlying Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments

Certain Underlying Portfolios may invest in money market instruments.  Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of the Underlying Portfolios’ shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Portfolios Designed to Track a Benchmark Index

Certain of the Underlying Portfolios are not actively managed, but are designed to track the performance of specified benchmarks (sometimes referred to in this Prospectus as “Index Portfolios”).

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index Portfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, Index Portfolios usually do not perform dramatically better or worse than their benchmarks.
•
Low cost.  Index Portfolios are inexpensive to run compared with actively managed portfolios.  They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most Index Portfolios have lower turnover rates and lower capital gains distributions.  However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions.  This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes.  In some cases, such changes may force an Index Portfolios to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer.  Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios
The value of an Index Portfolio will generally decline when the performance of its benchmark index declines. Because each Index Portfolio may track an index before fees and expenses, the Index Portfolio may not purchase other securities that may help offset declines in an index.  In addition, because an Index Portfolio may not hold all issues included in an index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of an Index Portfolio may fail to match the performance of its benchmark index, after taking expenses into account. It is not possible to invest directly in an index.

Temporary Investment Strategies

Each Portfolio and each Underlying Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by the applicable Portfolio’s investment adviser or sub-adviser. Each Portfolio and each non-money market Underlying Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the applicable Portfolio’s sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should a Portfolio or an Underlying Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio s

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company.   These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio s and the Underlying Portfolios.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of  mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on an Underlying Portfolio’s investments and negatively impact an Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Portfolio ’s and an Underlying Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio s’ and Underlying Portfolios’ investment holdings.  The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio s will achieve their objectives.   The Portfolios should not be considered to be a complete solution to the retirement needs of investors.   You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of any Portfolio .

A complete listing of the Portfolio s’ investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

More Information About the Portfolios’ Fees and Expenses
With respect to each Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios.  Since the Portfolios pursue their investment objectives by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the applicable Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.  You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares.  However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares.  MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares.  However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares.  The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of unaffiliated Underlying Portfolios.  However, the Portfolios will not purchase any class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Portfolios also will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.  Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invests in select classes of unaffiliated Underlying Portfolios that have a Rule 12b-1 fee.  Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolios.

Shareholder Information

Investing in the Portfolio s
Shares of the Portfolio s are not for sale directly to the public.  Currently, the Fund may sell shares of the Portfolio s to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell shares of the Portfolio s to IRA owners and participants in connection with qualified retirement plans and college savings programs . In the future, shares of the Portfolios may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio ’s shares is the net asset value of that Portfolio.  Each Portfolio ’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that a Portfolio ’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio ’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio ’s (or Underlying Portfolio’s) assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Portfolio to allocate assets properly.

We calculate a separate net asset value for each class of shares of the Portfolio s.   We determine net asset value by dividing net assets of each Portfolio ’s share class (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio ’s outstanding shares for the applicable share class.

Each Portfolio values its shares of the Underlying Portfolios at the Underlying Portfolio's respective net asset value, and values its other assets at current market prices where current market prices are readily available.  When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available each Portfolio s values its assets at fair value as determined in good faith in accordance with procedures adopted by the Fund’s Board of Directors.

Because each Portfolio is primarily invested in shares of Underlying Portfolios, a Portfolio ’s net asset value is based primarily on the net asset value of the Underlying Portfolios in which it invests.   The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolios outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolios.

A Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

In this section a Portfolio is referred to as a portfolio.

The portfolios are not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the portfolios.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners and other qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a portfolio’s securities and the reflection of that change in the portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing portfolio expenses and disrupting portfolio management strategies.  For example, excessive trading may result in forced liquidations of portfolio securities or cause the portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio's international portfolio securities trade and the time as of which the portfolio's net asset value is calculated. Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a portfolio's junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a portfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE, generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has also adopted pricing procedures and guidelines, including procedures for fair value pricing of portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans, and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involve coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the portfolios may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolios and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
Each Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  Each Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.  Each Portfolio is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Portfolio are considered separately for purposes of determining whether or not the Portfolio qualifies as a regulated investment company.

The Portfolios are currently not subject to tax.  It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If a Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolios depend on the provisions of the variable insurance contract through which you invest in the Portfolios or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Underlying Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Share Classes

The Portfolio s have two classes of shares, Class T shares and Class T1 shares.  Each class is identical except that Class T1 shares have a distribution or “Rule 12b-1” plan which is described below.

Class T1 Distribution Plan

The Portfolio s have adopted a distribution or “Rule 12b-1” plan for its Class T1 shares.  The plan allows the Class T1 shares of the Portfolio s to compensate the “Distributor, for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders.   Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class T1 shares of the Portfolio and/or for providing or arranging for the provision of services to the Portfolios’ Class T1 shareholders (including sponsors of qualified retirement plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class T1 shares of the Portfolio ). Because these fees are paid out of Class T1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of shares of the Portfolios.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of shares of the Portfolios.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”) may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio s.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolio s on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors.  Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Portfolio s) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund’s portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio s or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Portfolio Administrative Services Agreements
The Distributor has entered into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Portfolio s (“Underlying Portfolio entities”), pursuant to which the Distributor will provide recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in a Portfolio .  For services rendered and expenses incurred pursuant to the Services Agreements, unaffiliated Underlying Portfolio entities will pay the Distributor a fee ranging from 0.25% to 0.65% of the average daily net asset value of the shares of the applicable Underlying Portfolio in a Portfolio .

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Portfolio’s Class T and T1 shares for the past five years, or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance products, IRAs, qualified retirement plans or college savings progarms.  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________], Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs, , or other tax-deferred arrangements or similar arrangements programs.   The SAI contains more details about the investment policies , practices and limitations of the Portfolio s.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio s’ investments will be available in the Annual and Semi-Annual Reports to shareholders for the Portfolios .  In the Annual Report for the Portfolios , you will find a discussion of the market conditions and investment strategies that significantly affected the P ortfolios’ performance during its last fiscal year.   Semi-Annual Reports for the Portfolios include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolios , call 1-8 66 -831-7129.

The Fund’s web site is www.maxim.funds.com   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio s, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

Appendix A

The table below shows the Underlying Portfolios, listed according to their asset class (Morningstar® category), in which each Portfolio is expected to invest as of the date of this Prospectus .  The allocations among Underlying Portfolios will change over time based on each Portfolio 's investment objective, strategy and risk profile.  In addition, MCM may add or delete Underlying Portfolios, add or delete asset classes, or change target allocations at any time without approval or notice to shareholders.  Accordingly, the Portfolio s will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

Expected Underlying Portfolios as of the date of this Prospectus :

Lifetime Asset Allocation Portfolios
Asset Class (Morningstar® category) (Underlying Portfolios	Maxim Lifetime 2015 Portfolio I 2015 Portfolio II 2015 Portfolio III	Maxim Lifetime 2025 Portfolio I 2025 Portfolio II 2025 Portfolio III	Maxim Lifetime 2035 Portfolio I 2035 Portfolio II 2035 Portfolio III	Maxim Lifetime 2045 Portfolio I 2045 Portfolio II 2045 Portfolio III	Maxim Lifetime 2055 Portfolio I 2055 Portfolio II 2055 Portfolio III
Large Value
Maxim T. Rowe Price Equity/Income	•	•	•	•	•
MFS Value A	•	•	•	•	•
Large Blend
Maxim S&P 500® Index 1	•	•	•	•	•
Large Growth
American Century Growth Inv	•	•	•	•	•
Maxim Janus Large Cap Growth	•	•	•	•	•
Mid Value
Goldman Sachs Mid Cap Value A	•	•	•	•	•
Janus Adviser Perkins Mid Cap Value S	•	•	•	•	•
Mid Blend
Mid Growth
BlackRock U.S. Opportunities Inv A	•	•	•	•	•
Maxim T. Rowe Price MidCap Growth	•	•	•	•	•
Small Value
Allianz NFJ Small Cap Value A	•	•	•	•	•
Small Blend
Maxim Index 600	•	•	•	•	•
Maxim Loomis Sayles Small-Cap Value	•	•	•	•	•
Small Growth
Sentinel Small Company A	•	•	•	•	•
Van Kampen Small Cap Growth A	•	•	•	•	•
International Large Value
Harbor International Inv	•	•	•	•	•
Maxim Invesco ADR	•	•	•	•	•
International Large Blend
Maxim MFS International Growth	•	•	•	•	•
International Large Growth
Virtus Foreign Opportunities A	•	•	•	•	•
Intermediate-Term Bond
Maxim Bond Index	•	•	•	•	•
Maxim Federated Bond	•	•	•	•	•
High Yield Bond
JP Morgan High Yield Bond	•	•	•	•	•
Maxim High Yield Bond	•	•	•	•	•
Inflation Protected Bond
American Century Inflation Adjusted Bond Inv	•	•	•
Global Bond
Maxim Global Bond	•	•	•	•	•
Oppenheimer International Bond A	•	•	•	•	•
Short-Term Bond
Calvert Short Duration Income A	•	•	•
Maxim Short Duration Bond	•	•	•
Cash and Cash Equivalents
Maxim Money Market	•	•	•
Other cash and cash equivalents	•	•	•

The Underlying Portfolios may include Portfolios that are directly advised by MCM, Portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, Portfolios that are advised by an affiliate of MCM,2 and Portfolios that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information.   This Prospectus is not an offer for any of the Underlying Portfolios.  The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

1 “ S&P 500 ® ” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by GWL&A.  The Portfolios not sponsored, endorsed, sold or promoted by Standard & Poor’s, Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolios, and Standard & Poor’s is not an affiliate or a sponsor of the Fund, the Portfolios or MCM.   The S&P 500 ® is sponsored by Standard & Poor's, which is responsible for determining which stocks are represented in the index.   Standard & Poor’s is not responsible for and does not participate in the operation or management of the Portfolios, nor does it guarantee the accuracy or completeness of the Benchmark Index or the data therein.  Inclusion of a stock in the Benchmark Index does not imply that it is a good investment.

2 Underlying Funds managed by Putnam Investment Management, LLC ("Putnam Funds") are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds, is an affiliate of MCM and GWL&A.  Putnam Investment Management, LLC is a subsidiary of Putnam Investments, LLC, which similar to MCM and GWL&A, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.     Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _________________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees 1	0.46%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.46%

1 [Fee waiver footnote to be filed by amendment.]

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will invest in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.  The Portfolio will invest in securities which are only denominated in U.S. Dollars and in securities with a weighted average maturity of less than 90 days.

The Portfolio will invest in high-quality, short-term debt securities.  These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation  (or unrated securities of comparable quality).

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Money Market Portfolio	xxx%	xxx%	xxx%

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance.  The yield figures include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance product.  If those charges were reflected, the performance shown would have been lower.

As of December 31, 2009, the Portfolio’s 7-day yield and its effective yield were:

7-Day Yield	Effective Yield
x.xx%	x.xx%

Investment Adviser
MCM

Portfolio Manager
Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM.  Ms. Tocher has managed the Portfolio since 2000.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.

Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Catherine S. Tocher manages the Portfolio.  Ms. Tocher has served as manager of the Portfolio since 2000.  Ms. Tocher is a Manager and Senior Vice President, Investments, of MCM.  She is also Senior Vice President, Investments of GWL&A.  She joined the GWL&A Investments Department in 1987.  Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce (Honours Degree) in Finance.  She also holds the Chartered Financial Analyst designation.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Advisory Fees
For its services, MCM is entitled to a fee of 0.46% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks   associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Possible Loss of Money - An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them.  For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Other Risks - When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

More Information About the Portfolio’s Investments

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Money Market Instruments

The Portfolio invests exclusively in money market instruments as its investment strategy.  Therefore, the value of your investment in the Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares, which the Portfolio seeks to maintain at $1.00 per share.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The portfolio manager of the Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody’s Investor Services, Inc. or Standard & Poor’s Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer.  Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of  mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse  effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone.

The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.  The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sells Portfolio shares IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of that Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.

The net asset value of the Portfolio is determined by using the amortized cost method of valuation.  Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares
Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

A portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends monthly .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at the net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keeper s to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the Portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder ’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions.   Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [________________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Conservative Profile II Portfolio
Maxim Moderately Conservative Profile II Portfolio
Maxim Moderate Profile II Portfolio
Maxim Moderately Aggressive Profile II Portfolio
Maxim Aggressive Profile II Portfolio

(the “Portfolio(s)”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes five of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

Each Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.  Each Portfolio pursues its investment objective by investing in other mutual funds and the GWL&A Contract (as defined below), including mutual funds that may or may not be affiliated with the Fund (the “Underlying Portfolios”).

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, and to qualified retirement plans and college savings programs .  Therefore, you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes one or more of the P ortfolios available for investment.

This Prospectus contains important information about the Portfolios that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summaries
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolios
Shareholder Information
Financial Highlights
Additional Information
Appendix A

Portfolio Summaries

Maxim Conservative Profile II Portfolio

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses 1	[x.xx%]

1   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a high emphasis on income and a low emphasis on growth of capital.  The risk of principal for the Portfolio is low.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	0-15%
	Small Cap	0-15%
	Mid Cap	0-15%
	Large Cap	10-40%
D E B T	Bond	30-50%
	Short-Term Bond	25-45%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with debt securities.  Secondary risks are the same as those associated with equity securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to this Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Conservative Profile II Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1999.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Moderately Conservative Profile II Portfolio

Investment Objective
The Portfolio’s investment objective is to seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments and, to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses 2	[x.xx%]

2   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a medium to high emphasis on income and a low to medium emphasis on growth of capital.  The risk of principal for the Portfolio is medium.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	0-30%
	Small Cap	0-15%
	Mid Cap	0-25%
	Large Cap	10-40%
D E B T	Bond	20-40%
	Short-Term Bond	10-30%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with debt securities.  Secondary risks are the same as those associated with equity securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Conservative Profile II Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1999.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Moderate Profile II Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses 3	[x.xx%]

3   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a medium emphasis on income and a medium to high emphasis on growth of capital.  The risk of principal for the Portfolio is medium.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	0-30%
	Small Cap	0-25%
	Mid Cap	0-30%
	Large Cap	15-45%
D E B T	Bond	5-25%
	Short-Term Bond	5-25%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderate Profile II Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1999.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Moderately Aggressive Profile II Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments and, to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses 4	[x.xx%]

4   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a low emphasis on income and a medium to high emphasis on growth of capital.  The risk of principal for the Portfolio is high.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	5-35%
	Small Cap	0-25%
	Mid Cap	5-35%
	Large Cap	20-50%
D E B T	Bond	5-25%
	Short-Term Bond	0-10%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Moderately Aggressive Profile II Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1999.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim Aggressive Profile II Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[x.xx%]
Total Annual Portfolio Operating Expenses 5	[x.xx%]

5   The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolio.  The Portfolio will invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.  The Portfolio has a low emphasis on income and a high emphasis on growth of capital.  The risk of principal for the Portfolio is high.

The following chart describes the asset allocation ranges for the Portfolio:

E Q U I T Y	International	10-40%
	Small Cap	5-35%
	Mid Cap	15-45%
	Large Cap	10-40%
D E B T	Bond	0-10%
	Short-Term Bond	0-10%

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Principal Investment Strategies” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolios invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  The primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Important Information About the Portfolios – Principal Investment Risks,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.  The Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index.  A description of the various indices is included in Appendix A to the Prospectus.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Aggressive Profile II Portfolio	xxx%	xxx%	xxx%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
MSCI EAFE ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 1999.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolios regarding the purchase or redemption of the Portfolios’ shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolios based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolios qualify as regulated investment companies and distribute their income as required by tax law, the Portfolios will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolios, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolios are not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolios and their related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolios as underlying investment options in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolios, and your salesperson to recommend the Portfolios over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser to the Portfolios.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

The Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the Portfolios’ investment program.  Mr. Corbett, Chairman and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Portfolios since inception in 1999.  Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney.  He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance.  Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Advisory Fees
For its services, MCM is entitled to a fee of 0.10% of average net assets, which is calculated daily and paid monthly, of each Portfolio.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

More Information About the Portfolios

Principal Investment Strategies
The principal investment strategies of the Portfolios are summarized in the “Portfolio Summaries” section at the front of this prospectus.  More detailed descriptions of the principal investment strategies are described below.

The principal investment strategies   for each Portfolio are to:

•   Under normal circumstances, invest primarily in other portfolios of the Fund, as well as in other mutual funds that are part of the same group of investment companies as the Portfolios.

•   Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor’s risk tolerance, investment time horizons and personal objectives.

•   Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

•   Select asset allocations and Underlying Portfolios to provide investors with five distinct options that meet a wide array of investor needs.

•   Automatically rebalance each Portfolio’s holdings of Underlying Portfolios monthly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios.  Rebalancing generally occurs on the 20 th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day).  Rebalancing generally involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.  As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

Following is an illustration of each Portfolio according to its emphasis on income, growth of capital and risk of principal:

Portfolio	Income	Growth of Capital	Risk of Principal
Aggressive Profile	Low	High	High
Moderately Aggressive Profile	Low	Medium to High	High
Moderate Profile	Medium	Medium to High	Medium
Moderately Conservative Profile	Medium to High	Low to Medium	Medium
Conservative Profile	High	Low	Low

The following chart describes the asset allocation ranges for each Portfolio:

	Asset Class	Conservative	Moderately Conservative	Moderate	Moderately Aggressive	Aggressive
E Q U I T Y	International	0-15%	0-30%	0-30%	5-35%	10-40%
	Small-Cap	0-15%	0-15%	0-25%	0-25%	5-35%
	MidCap	0-15%	0-25%	0-30%	5-35%	15-45%
	Large-Cap	10-40%	10-40%	15-45%	20-50%	10-40%
D E B T	Bond	30-50%	20-40%	5-25%	5-25%	0-10%
	Short-Term Bond	25-45%	10-30%	5-25%	0-10%	0-10%

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest.  In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios.  Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on a rebalancing date.  To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date.  No less frequently than annually, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Portfolios and researches and analyzes the eligible Underlying Portfolios within each asset category to determine whether they would be suitable investments for the Portfolios.  MCM examines various factors relating to existing and potential Underlying Portfolios, including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM.  Each Portfolio may also invest 0%-100% of its assets in Putnam Funds.  Each Portfolio invests primarily in other portfolios of the Fund and Putnam Funds.  Putnam Funds are in the same group of investment companies as the Fund, and Putnam Investment Management, LLC, investment adviser to the Putnam Funds (“Putnam Management”), is an affiliate of MCM and GWL&A.  Putnam Management is a subsidiary of Putnam Investments, LLC, which similar to MCM, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the “GWL&A Contract”); short-term “government securities,” as defined in Section 2(a)(16) of the Investment Company Act of  1940, as amended; and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. Dollars in the percentages described in the chart above for the short-term bond category.   The GWL&A Contract has a stable principal value and will pay each Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the GWL&A Contract, the Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Each Portfolio’s investment performance is directly related to the investment performance of the Underlying Portfolio.  In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Portfolios may invest.  While the Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example.  Accordingly, each Portfolio will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

The Underlying Portfolios listed in the table include Portfolios that are directly advised by MCM, Portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, and Putnam Funds that are advised by Putnam Management.  The prospectus and statement of additional information for each portfolio and each Putnam Fund is available on the SEC’s website at http://www.sec.gov.

Short-Term Bond	Mid-Cap Equity
• Maxim Short Duration Bond Portfolio	• Maxim Ariel MidCap Value Portfolio
• GWL&A Contract	• Maxim T. Rowe Price MidCap Growth Portfolio
• Maxim MidCap Value Portfolio
• Putnam Vista Fund
• Putnam Mid Cap Value Fund

International Equity	Small-Cap Equity
• Maxim MFS International Value Portfolio	• Maxim Ariel Small-Cap Value Portfolio
• Maxim Invesco ADR Portfolio	• Maxim Small-Cap Value Portfolio
• Maxim MFS International Growth Portfolio	• Maxim Loomis Sayles Small-Cap Value Portfolio
• Putnam International Capital Opportunity Portfolio	• Maxim Small-Cap Growth Portfolio
• Putnam International New Opportunity Fund	• Putnam Small Cap Growth Fund
• Putnam International Equity Fund	• Putnam Capital Opportunities Fund
• Putnam International Growth & Income Fund	• Putnam Small Cap Value Fund
• Putnam Global Equity Fund
• Putnam Europe Equity Portfolio

Large-Cap Equity	Bond
• Maxim Janus Large Cap Growth Portfolio	• Maxim Bond Index Portfolio
• Maxim T. Rowe Price Equity/Income Portfolio	• Maxim Loomis Sayles Bond Portfolio
• Putnam Fund for Growth & Income Fund	• Maxim Global Bond Portfolio
• Putnam New Opportunities Fund	• Maxim Federated Bond Portfolio
• Putnam Voyager Fund	• Maxim Putnam High Yield Bond Portfolio
• Putnam Growth Opportunities Fund	• Maxim U.S. Government Mortgage Securities Portfolio
• Putnam Investors Fund	• Putnam Global Income Fund
• Putnam Research Fund	• Putnam Convertible Income-Growth Fund
• Putnam Equity Income Fund	• Putnam High Yield Advantage Fund
• Putnam Diversified Income Fund
Specialty Funds	• Putnam Income Fund
• Putnam Global Health Care Fund	• Putnam U.S. Government Income Fund
• Putnam Global Natural Resources Fund	• Putnam American Government Income Fund
• Putnam Global Utilities Fund	• Putnam American Government Income Fund

Principal Investment Risks
The principal investment risks associated with investing in the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk - Since the Portfolios invests directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolios.  To the extent a Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.  For the Conservative and Moderately Conservative Portfolios, the primary risks are the same as those associated with debt securities.  Secondary risks are the same as those associated with equity securities.  For the Aggressive, Moderately Aggressive and Moderate Portfolios, the primary risks are the same as those associated with equity securities.  Secondary risks are the same as those associated with debt securities.

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolios.  As a result, over the long-term the Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

As a result of the Portfolios indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in the Portfolios entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

The ability of each Portfolio to achieve its investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios.  There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios.  As a result, the Portfolios’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolios’ investments among the Underlying Portfolios.  MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolios.  Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios.  These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolios.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The more a Portfolio allocates to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies.  Because small and medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.  When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of a Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Underlying Portfolios
By owning shares of Underlying Portfolios, each Portfolio indirectly invests, to varying degrees, in securities held by the Underlying Portfolios.  The following section provides further information on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks.  Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Portfolios.

Each Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to a Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

Each of the Aggressive, Moderately Aggressive and Moderate Portfolios will normally invest at least 65% of their assets in Underlying Portfolios that invest primarily equity securities. Therefore, the return on your investment in these Portfolios will be based primarily on the risks and rewards of equity securities.   However, these Portfolios also invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities.  As well, to the extent an Underlying Portfolio invests in derivatives, the Portfolio investing in that Underlying Portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Please note that the Moderate Portfolio may invest in the short-term bond and bond categories up to a combined 50%.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
Certain Underlying Portfolios may invest in securities of small size companies. The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell Midcap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the s ub- a dviser when making a decision to purchase a security for a n Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Debt Securities

Each of the Conservative and Moderately Conservative Portfolios will normally invest at least 65% of its assets in Underlying Portfolios that invest primarily in debt securities. Therefore, the return on your investment in these Portfolios will be based primarily on the risks and rewards of debt securities or bonds. However, these Portfolios also invest in Underlying Portfolios that invest in equity securities and, therefore, to that extent are subject to the risks and rewards associated with equity securities.  As well, to the extent an Underlying Portfolio invests in derivatives, the Portfolio investing in that Underlying Portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Foreign Securities

Many of the Underlying Portfolios may, in a manner consistent with their respective investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause a n Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a n Underlying Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a n Underlying Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in a n Underlying Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Underlying Portfolio, other than the Maxim Money Market Portfolio, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject a n Underlying Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the adviser or s ub- a dviser, as applicable, judges market conditions incorrectly or employs a strategy that does not correlate well with a n Underlying Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of a n Underlying Portfolio and the Portfolios and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for a n Underlying Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
Each Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. Each Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should a Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk.  The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Underlying Portfolio s .

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Underlying Portfolios and the Portfolios .   While many market analysts have stated that the markets have generally begun to stabilize, there an be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of  mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on a n Underlying Portfolio’s investments and negatively impact a n Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Portfolios and the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a n Underlying Portfolio’s or a Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolios will achieve their objectives.   The Portfolio s should be considered to be a complete investment program by themselves .  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment policies and practices are contained in the SAI.

More Information About the Portfolios’ Fees and Expenses
Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios.  Since the Portfolios pursues their investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolios and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.  You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares.  However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares.  MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares.  However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares.  The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with the particular class of Underlying Portfolio shares.  The Portfolios will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales load.

The Portfolios will invest in shares of Underlying Portfolios.  As of December 31, 2009, the range of expenses expected to be incurred in connection with the Portfolios’ investments in Underlying Portfolios is [x.xx% to x.xx%].  This information is provided as a weighted-average range of the expense ratios since the average assets of each Portfolio invested in Underlying Portfolios will fluctuate.  The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of the Portfolios’ assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.  Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invest in select classes of underlying Putnam Funds that have a Rule 12b-1 distribution fee.  Additionally, each underlying Putnam Fund may charge a 1.00% redemption fee (currently waived) to any shares redeemed within a certain amount of time after purchase by the Portfolios.

Shareholder Information

Investing in the Portfolios
Shares of the Portfolios are not for sale directly to the public.  Currently, the Fund may sell shares of the Portfolios to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell shares of the Portfolios to IRA owners, and to participants in connection with qualified retirement plans and college savings programs .  In the future, shares of the Portfolios may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio.  Each Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that a Portfolio’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a Portfolio to allocate assets properly.

We determine net asset value by dividing net assets of each Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Each Portfolio values shares of the Underlying Portfolios at each Underlying Portfolio’s respective net asset value, and values it other assets at current market prices where current market prices are readily available .  When a determination is made that current market prices are not readily available, each Portfolio values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors .

Because the Portfolios are primarily invested in shares of Underlying Portfolios, each Portfolio’s net asset value is based primarily on the net asset values of the Underlying Portfolios in which they invest.  The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolios outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan, or college savings program, exchange shares of the Portfolios.

A Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolios at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolios are not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolios.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners and other qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in p ortfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolios have also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio s’ pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record keepers .   Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same Portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolios may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolios and their agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the Portfolios.  The prospectuses for the Underlying Portfolios explain the Underlying Portfolios’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Portfolios.

Tax Consequences
Each Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  Each Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.  Each Portfolio is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Portfolio are considered separately for purposes of determining whether or not the Portfolio qualifies as a regulated investment company.

The Portfolios are currently not subject to tax.  It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If a Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolios depend on the provisions of the variable insurance contract through which you invest in the Portfolios or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Underlying Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of shares of the Portfolios.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of shares of the Portfolios.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG") may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolios.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolios on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolios or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Putnam Administrative Services Agreement
The Distributor entered into a n Administrative Services Agreement with its affiliates, Putnam Mutual Funds Corp. (“PMF”), principal underwriter of the Putnam Funds, and Putnam Management, investment adviser of the Putnam Funds (collectively, “Putnam”), pursuant to which the Distributor will provide certain distribution and other services to Putnam with regard to each Putnam Fund that is an Underlying Portfolio in a Portfolio.  For services rendered and expenses incurred pursuant to the Administrative Services Agreement, Putnam will pay the Distributor a fee ranging from 0.25% to 0.60% of the average daily net asset value of the shares of each Putnam Fund that is an Underlying Portfolio in a Portfolio.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of each Portfolio will receive a report containing a summary of the Portfolio’s performance and other information.

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years, or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_______________] , Independent Registered Public Accounting Firm, whose report, along with each Portfolio’s financial statements, are included in the Annual Report for the Portfolios, which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts , IRAs, qualified retirement plans, college savings programs, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolios.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios’ investments is available in the Annual and Semi-Annual Reports to shareholders for the Portfolios .  In the Annual Report for the Portfolios , you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.   Semi-Annual Reports for the Portfolios include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI, Annual, and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

Appendix A

Description of Broad-Based Securities Indices

Each Portfolio compares its returns to the Wilshire 5000 Index plus at least one other broad-based securities index such as the MSCI EAFE ® Index or Barclays Capital Aggregate Bond Index.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market.

The MSCI EAFE ® Index is comprised of approximately 1600 separate equity issues listed on exchanges in 21 different countries.  The index is designed to represent the performance of the international equity market generally.   The MSCI EAFE ® Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.  The MSCI EAFE ® Index is a registered trademark of Morgan Stanley Capital International, Inc.

The Barclays Capital Aggregate Bond Index   covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

The Barclays Capital 1-3Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

A -

MAXIM SERIES FUND, INC.

Maxim Putnam High Yield Bond Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the Portfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.10%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest a minimum of 80% of its total assets in publicly registered high yield/high risk (i.e. “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include  zero-coupon bonds, convertible securities, preferred stock, pay-in-kind bonds as well as “toggle bonds” (issuers option to pay in kind).  Up to 25% of the Portfolio's total assets may be invested in non-corporate debt securities. Up to 20% of the total assets of the Portfolio may be invested in equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are debt securities that are rated below investment grade (for example, rated below BBB by Standard & Poor's or below Baa by Moody's Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization.  Debt securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds.  No more than 35% of the Portfolio’s total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody’s Investor Services, Standard & Poor’s, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Portfolio may invest in bank loans (term and revolving loans), invest in foreign securities, make forward commitments and may lend Portfolio securities. The Portfolio may invest up to 20% of its total assets in securities not denominated in U.S. dollars.  The Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.  The Portfolio may use derivatives for any of the following purposes:  as a substitute for buying and selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Portfolio’s return as a non-hedging strategy that may be considered speculative.

Typically, the composition of cash and money market instruments does not exceed 20% of the total assets of the Portfolio. It is expected, however, that the Sub-Adviser will make active use of short-term reserves when deemed appropriate.  Except for obligations issued or guaranteed by the US. Government or its agencies or instrumentalities, no more than 5% of the total assets of the Portfolio will be invested in the assets of any one issuer.  No more than 25% of the total assets of the Portfolio will be invested in any one industry, as defined by the Sub-Adviser.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Convertible Securities Risk - C onvertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Preferred Stock Risk   - Preferred stocks are subject to interest rate risk and credit risk.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (5/01/2003)
Maxim Putnam High Yield Bond Portfolio	xxx%	xxx%	xxx%
J.P. Morgan High Yield Developed Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Putnam Investment Management, LLC

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Paul D. Scanlon, CFA	Managing Director and Team Leader, Putnam U.S. High Yield Team	2009
Norman Boucher	Managing Director	2009
Robert Salvin	Managing Director	2009

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.10% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Putnam Investment Management, LLC (“Putnam”) is a Delaware limited liability company and is registered as an investment adviser with the SEC.  Its principal business address is One Post Office Square, Boston, MA 02109.  Putnam is an affiliate of MCM and GWL&A.  Putnam is a subsidiary of Putnam Investments LLC, which generally conducts business under the name Putnam Investments.  Similar to MCM, Putnam is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.  Putnam has managed mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family.

The primary portfolio managers of the Maxim Putnam High Yield Bond Portfolio are Paul D. Scanlon, Norman Boucher, and Robert Salvin.  The portfolio management team for the Portfolio is led by Paul D. Scanlon, CFA, Managing Director and Team Leader for the Putnam US High Yield Team.  Messrs. Norman Boucher, and Robert Salvin are also Portfolio Managers that manage the Portfolio.

Mr. Scanlon, a CFA charterholder has been with Putnam since 1999, and has been in the investment industry since 1986.  Mr. Boucher, a Managing Director, joined Putnam in 1998 as an Analyst and served as a Portfolio Manager in the Putnam U.S. High Yield group before moving to Putnam’s London office to manage the European high-yield portfolios.  Mr. Boucher rejoined the U.S. High Yield team in 2005 and has been in the investment industry since 1985.  Mr. Salvin, a Managing Director, has been in the investment industry since 1986 and joined Putnam in 2000.  Messrs. Scanlon, Boucher and Salvin also manage other Putnam Funds managed by Putnam or an affiliate.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

High Yield Risk - High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.  Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds.  Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile.  The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities, which may have an adverse effect on the market values of certain securities.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.  The Portfolio may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Portfolio.

Preferred Stock Risk - Preferred stocks are subject to interest rate risk and credit risk.  The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates.  In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
Effective August 13, 2009, the Portfolio began benchmarking against the J.P. Morgan High Yield Developed Index, an unmanaged index of high yield fixed-income securities issued in developed countries, as the Sub-Adviser views the J.P. Morgan High Yield Developed Index as a more appropriate benchmark for the Portfolio based on its investment strategies .

Between 2005 and August 13, 2009, the Portfolio benchmarked against the Citigroup High Yield Market Index, which captures the performance of below-investment grade debt issued by corporations domiciled in the United States or Canada.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.   It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Equity Securities
The Portfolio may, in a manner consistent with its investment objectives and policies, invest in equity securities.  Accordingly, you also should be aware of the risks associated with equity securities investments.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies and instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies

The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have added significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default.   These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable.   Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio’s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at the net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated.   Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings.   Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected.

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes

Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements

GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .
[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-866-831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim S&P 500® Index Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is __________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to s eek investment results that track the total return of the common stocks that comprise the S&P 500 ®   Index (the “Benchmark Index”) .

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will i nvest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index.  The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index.  This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (9/8/03)
Maxim S&P 500 ® Index Portfolio	xxx%	xxx%	xxx%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast
Richard A. Brown	Director, Equity Portfolio Management
Thomas J. Durante	Director, Senior Portfolio Manager, Equity

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.60% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Mellon Capital Management Corporation (“Mellon Capital”) is a separately identifiable division of The Bank of New York Mellon, a New York State chartered bank, and is registered as an investment adviser with the SEC.  Mellon Capital’s principal business address is One Wall Street, New York, New York 10286.

The Mellon Capital Equity Index Team is responsible for the day-to-day management of the Portfolio.  The team is comprised of Ms. Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast, with nine years at Mellon Capital.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.   She is also responsible for the refinement and implementation of the equity portfolio management process.  Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities.  Ms. Wong attained the Chartered Financial Analyst designation.  She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management, with 14 years at Mellon Capital. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity, with nine years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios.  He is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante attained the Chartered Financial Analyst designation.  He graduated with a BA from Fairfield University.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.  As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular bond normally will not result in eliminating the bond from the Portfolio.  The Portfolio will remain invested in bonds even when bond prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index.  For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return.  In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark is the S&P 500 ® Index.  The S&P 500 ® Index is comprised of the stocks that make up the S&P 500 ® and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500 ® broadly represents the performance of publicly traded common stocks in the United States.  The S&P 500 ® Index is a registered trademark of the McGraw-Hill Companies.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Tracking a Benchmark Index

The Portfolio is designed to track the performance of its Benchmark Index (sometimes referred to in this Prospectus as an “ I ndex P ortfolio”).  The Benchmark Index for the Portfolio is described below:

The S&P 500® Index (the "S&P 500®") is comprised of the stocks that make up the S&P 500® and trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500® broadly represents the performance of publicly traded common stocks in the United States.

*"Standard & Poor’s®”, “S&P®”, and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GWL&A .  The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s , Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio , and Standard & Poor’s is not an affiliate or a sponsor of the Fund, the Portfolio or MCM .

The S&P 500® is sponsored by Standard & Poor's which is responsible for determining which stocks are represented in the index.

Standard & Poor’s is not responsible for and does not participate in the operation or management of the Portfolio, nor does it guarantee the accuracy or completeness of the Benchmark Index or the data therein.  Inclusion of a stock in the Benchmark Index does not imply that it is a good investment.   Total returns for the S&P 500 ® Index assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index P ortfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, I ndex P ortfolios usually do not perform dramatically better or worse than their benchmarks.
•
Low cost.  Index P ortfolios are inexpensive to run compared with actively managed portfolios.  They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most I ndex P ortfolios have lower turnover rates and lower capital gains distributions.  However, from time to time, some I ndex P ortfolios may pay out higher-than-expected taxable distributions.  This is because I ndex P ortfolios must adjust their holdings to reflect changes in their target indexes.  In some cases, such changes may force an I ndex P ortfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer.  Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios
The value of the Portfolio will generally decline when the performance of its Benchmark Index declines. Because the Portfolio is designed to track an index before fees and expenses, the Portfolio cannot purchase other securities that may help offset declines in its index.  In addition, because the Portfolio may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of the Portfolio may fail to match the performance of its Benchmark Index, after taking expenses into account.   It is not possible to invest directly in an index.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of  mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares
The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated.   Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings.   Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund.   The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations.   Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime 2015 Portfolio
Maxim SecureFoundationSM Lifetime 2025 Portfolio
Maxim SecureFoundationSM Lifetime 2035 Portfolio
Maxim SecureFoundationSM Lifetime 2045 Portfolio
Maxim SecureFoundationSM Lifetime 2055 Portfolio

(the “Portfolio(s)”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes five of 54 portfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  Each Portfolio has two classes of shares – Class G and Class G1.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolios.

Each Portfolio provides an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives.  Each Portfolio is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”), cash and cash equivalents.  Each Portfolio’s shares can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) issued by GWL&A.  For more information, please see the “More Information About the Portfolios” section of this Prospectus.

The Fund may sell shares of the Portfolios to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , and to certain qualified retirement plans.  Therefore, you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about the Portfolios that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _____________ , 20 10

Portfolio Summaries
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolios
Shareholder Information
Financial Highlights
Additional Information
Appendix A

Portfolio Summaries

Maxim SecureFoundation SM Lifetime 2015 Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.  The Portfolio’s investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not describe the Guarantee Benefit Fee (defined below), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim SecureFoundation SM Lifetime 2015 Portfolio – G Class	Maxim SecureFoundation SM Lifetime 2015 Portfolio – G1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 1	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 2	[x.xx%]	[x.xx%]

1 Because the Portfolio began operations on November 13, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

2 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundation SM Lifetime 2015 Portfolio	1 Year	3 Years
Class G	$xx	$xxx
Class G1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2015.  Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.  MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available within the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, and for information on risks associated with the Guarantee, please see the “More Information About the Portfolios - Overview of the Portfolios,” “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Risks Associated with the Guarantee,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009.  The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim SecureFoundation SM Lifetime 2025 Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.  The Portfolio’s investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not describe the Guarantee Benefit Fee (defined below), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim SecureFoundation SM Lifetime 2025 Portfolio – G Class	Maxim SecureFoundation SM Lifetime 2025 Portfolio – G1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 3	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 4	[x.xx%]	[x.xx%]

3 Because the Portfolio began operations on November 13, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

4 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundation SM Lifetime 2025 Portfolio	1 Year	3 Years
Class G	$xx	$xxx
Class G1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2025.  Depending on its proximity to 2025, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital.  Over time until the Guarantee goes into effect ten years prior to 2025 (the “Guarantee Trigger Date”), the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  Once the Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static, subject to any revisions to the asset classes, asset allocations, and Underlying Portfolios made by MCM.  After its Guarantee Trigger Date, it is anticipated that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.  MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available within the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, and for information on risks associated with the Guarantee, please see the “More Information About the Portfolios - Overview of the Portfolios,” “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Risks Associated with the Guarantee,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009.  The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim SecureFoundation SM Lifetime 2035 Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.  The Portfolio’s investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not describe the Guarantee Benefit Fee (defined below), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim SecureFoundation SM Lifetime 2035 Portfolio – G Class	Maxim SecureFoundation SM Lifetime 2035 Portfolio – G1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 5	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 6	[x.xx%]	[x.xx%]

5 Because the Portfolio began operations on November 13, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

6 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundation SM Lifetime 2035 Portfolio	1 Year	3 Years
Class G	$xx	$xxx
Class G1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2035.  Depending on its proximity to 2035, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital.  Over time until the Guarantee goes into effect ten years prior to 2035 (the “Guarantee Trigger Date”), the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  Once the Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static, subject to any revisions to the asset classes, asset allocations, and Underlying Portfolios made by MCM.  After its Guarantee Trigger Date, it is anticipated that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.  MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available within the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, and for information on risks associated with the Guarantee, please see the “More Information About the Portfolios - Overview of the Portfolios,” “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Risks Associated with the Guarantee,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009.  The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim SecureFoundation SM Lifetime 2045 Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.  The Portfolio’s investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not describe the Guarantee Benefit Fee (defined below), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim SecureFoundation SM Lifetime 2045 Portfolio – G Class	Maxim SecureFoundation SM Lifetime 2045 Portfolio – G1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 7	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 8	[x.xx%]	[x.xx%]

7 Because the Portfolio began operations on November 13, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

8 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundation SM Lifetime 2045 Portfolio	1 Year	3 Years
Class G	$xx	$xxx
Class G1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2045.  Depending on its proximity to 2045, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital.  Over time until the Guarantee goes into effect ten years prior to 2045 (the “Guarantee Trigger Date”), the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  Once the Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static, subject to any revisions to the asset classes, asset allocations, and Underlying Portfolios made by MCM.  After its Guarantee Trigger Date, it is anticipated that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.  MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available within the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, and for information on risks associated with the Guarantee, please see the “More Information About the Portfolios - Overview of the Portfolios,” “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Risks Associated with the Guarantee,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009.  The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Maxim SecureFoundation SM Lifetime 2055 Portfolio

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation and income consistent with its current asset allocation.  The Portfolio’s investment objective is non-fundamental and can be changed without shareholder approval.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  This table does not describe the Guarantee Benefit Fee (defined below), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Maxim SecureFoundation SM Lifetime 2055 Portfolio – G Class	Maxim SecureFoundation SM Lifetime 2055 Portfolio – G1 Class
Management Fees	0.12%	0.12%
Distribution (12b-1) Fees	0.00%	0.10%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses 9	[x.xx%]	[x.xx%]
Total Annual Portfolio Operating Expenses 10	[x.xx%]	[x.xx%]

9 Because the Portfolio began operations on November 13, 2009, the Acquired Fund (Underlying Portfolio) Fees and Expenses is an estimated annualized expense ratio of the Underlying Portfolios based on (i) an estimated allocation among Underlying Portfolios for the current fiscal year, and (ii) the historical (net) expense ratio of the Underlying Portfolios based on their most recent fiscal period.

10 The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any variable insurance contract, IRA or qualified retirement plan.  If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maxim SecureFoundation SM Lifetime 2055 Portfolio	1 Year	3 Years
Class G	$xx	$xxx
Class G1	$xx	$xxx

For more information on the fees and expenses, please see the “More Information About the Portfolios’ Fees and Expenses” section of this Prospectus.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  From the Portfolio’s commencement of operations on November 13, 2009 through December 31, 2009, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2055.  Depending on its proximity to 2055, the Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital.  Over time until the Guarantee goes into effect ten years prior to 2055 (the “Guarantee Trigger Date”), the Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  Once the Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static, subject to any revisions to the asset classes, asset allocations, and Underlying Portfolios made by MCM.  After its Guarantee Trigger Date, it is anticipated that the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.  MCM uses asset allocation strategies to allocate assets among the Underlying Portfolios.  The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolios – Overview of the Portfolios,” “More Information About the Portfolios – The Asset Allocation Process,” “More Information About the Portfolios – Principal Investment Strategies,” and “More Information About the Portfolios – Underlying Portfolios” sections of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk - Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio.  To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

The Underlying Portfolios may not meet their own investments objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

The Portfolio pays a portion of the Underlying Portfolio’s expenses, resulting in an additional layer of expenses.

MCM’s evaluations and assumptions regarding the Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolio is classified as non-diversified.  As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of Portfolio investments among the Underlying Portfolios.  MCM may also be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available within the Portfolio.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions, which could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolio.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk – The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Growth Stock Risk – Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  The benchmark index may perform unfavorably and/or underperform the market as a whole.  In addition, the Index Portfolio may not be able to precisely track the performance of the benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, and for information on risks associated with the Guarantee, please see the “More Information About the Portfolios - Overview of the Portfolios,” “More Information About the Portfolios - Principal Investment Risks,” “More Information About the Portfolios - Risks Associated with the Guarantee,” “More Information About the Portfolios - Underlying Portfolios,” and “More Information About the Portfolios - Other Risk Factors Associated with the Portfolios” sections of this Prospectus.

Performance
No portfolio performance data is provided because the Portfolio commenced operations on November 13, 2009.  The information will appear in a future version of this Prospectus after the Portfolio has been in operation for one complete calendar year.

Investment Adviser
MCM

Portfolio Manager
S. Mark Corbett, CFA, Chairman and President, MCM.  Mr. Corbett has managed the Portfolio since 2009.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

For important information about the purchase and sale of portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please see the “Purchase and Sale of Portfolio Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections on page __ of this Prospectus.

Purchase and Redemption of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans will not deal directly with the Portfolios regarding the purchase or redemption of Portfolio shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolios based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A.  Please contact your registered representative or qualified retirement plan sponsor or administrator for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolios may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

For more information on the purchase and redemption of portfolio shares, including how purchases and redemptions affect the Guarantee, please see the “Purchasing and Redeeming Shares” section of this Prospectus.

Tax Information
The Portfolios intend to qualify as a “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolios qualify as regulated investment companies and distribute their income as required by tax law, the Portfolios will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolios, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolios are not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs and qualified retirement plans.  The Portfolios and their related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolios as underlying investment options in the variable insurance contract, IRA or qualified retirement plan or otherwise favor the Portfolios, and your salesperson to recommend the Portfolios over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

The Portfolios are managed by an Asset Allocation Committee of MCM chaired by S. Mark Corbett. As Committee Chairman, Mr. Corbett has day-to-day responsibility for managing the Portfolios and works with the Asset Allocation Committee in developing and executing the Portfolios’ investment program.  Mr. Corbett, Chairman and President of MCM and Executive Vice President, Chief Investment Officer of GWL&A, has provided advisory services for the Portfolios inception in 2009.  Prior to his employment with GWL&A in 1987, Mr. Corbett was a Chartered Accountant with Thorne, Ernst & Whinney.  He was educated at the University of Manitoba, Canada where he received a Bachelor of Commerce (Honours Degree) in Accounting and Finance.  Mr. Corbett is both a Chartered Accountant and a Chartered Financial Analyst.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Advisory Fees
For its services, MCM is entitled to a fee of 0.12% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving the investment advisory contract of the Fund will be available in the Portfolios’ Semi-Annual Report to shareholders for the period ending June 30, 2010.

More Information About the Portfolios

Overview of the Portfolios

Each Portfolio is a “fund - of - funds” that pursues its investment objective by investing in the Underlying Portfolios ( that may or may not be affiliated with the Fund ) , cash and cash equivalents.   The Portfolios are designed for investors seeking a professionally managed asset allocation program to simplify the accumulation of assets prior to retirement together with the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolios.  The Portfolios strive to provide shareholders with diversification through both professionally designed, retirement date-based asset allocation models and professionally selected investments in the Underlying Portfolios.  The intended benefit of asset allocation is diversification, which is expected to reduce volatility over the long-term.

The Class G and Class G1 shares explained in this Prospectus can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) issued by GWL&A.  For each Portfolio, the Guarantee goes into effect (the “Guarantee Trigger Date”) ten years prior to the year designated in the name of the applicable Portfolio.  For example, the Guarantee Trigger Date is January 1, 2035 for the Maxim SecureFoundation Lifetime 2045 Portfolio.  The annual fee for the Guarantee (the “Guarantee Benefit Fee”) is currently 0.90% of the value of your variable insurance contract , IRA or qualified retirement plan (hereinafter, “account value”) allocated to the applicable Portfolio.  The Guarantee Benefit Fee is in addition to the fees and expenses of the applicable Portfolio.  Prior to the Guarantee Trigger Date, the Guarantee Benefit Fee will not be charged.   For each Portfolio , the Guarantee Benefit Fee will begin to be assessed on the Guarantee Trigger Date for that Portfolio .  The Guarantee Benefit Fee is currently deducted monthly in arrears and is equal to 1/12 of the current annual fee multiplied by your account value allocated to the applicable Portfolio.  The Guarantee Benefit Fee is assessed by automatically redeeming shares of the Portfolio attributable to your account.  The Guarantee Benefit Fee and the frequency of deduction are subject to change upon 30 days written notice.  The annual rate for the Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% of your account value allocated to the applicable Portfolio.  Shares of the Portfolio attributable to your account also will be automatically redeemed to cover the costs of any state premium taxes relating to the Guarantee.  Please refer to the Guarantee prospectus or disclosure statement for detailed information including fee and eligibility criteria.  The redemption or exchange of all shares of a Portfolio attributable to your account automatically cancels your Guarantee and all of the benefits of the Guarantee.  GWL&A also may terminate the Guarantee under other circumstances.  GWL&A issues the Guarantee to variable insurance contract owners and individual IRA owners to provide a lifetime withdrawal benefit.  For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants.  GWL&A does not issue the Guarantee to MCM or the Portfolios, so the Guarantee does not guarantee the investment performance of any Portfolio.  Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

The Asset Allocation Process
MCM will allocate each Portfolio’s assets among the Underlying Portfolios.  The first step in MCM’s allocation process is to determine each Portfolio's asset class allocations.  MCM has engaged Ibbotson Associates, Inc., a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., to provide asset allocation consulting services to MCM in connection with the development and periodic review of the Portfolios’ target allocations.  However, MCM ultimately has sole responsibility for determining each Portfolio's asset class allocations and its investments in Underlying Portfolios.

Second, once the asset allocation is determined, MCM selects the Underlying Portfolios.  MCM uses its proprietary investment process for selecting the Underlying Portfolios in which the Portfolios invest.  Allocations to the Underlying Portfolios will change as each Portfolio’s asset mix becomes more conservative until the Guarantee Trigger Date.  The shift toward more conservative investments reflects the need for reduced investment risk as retirement approaches.

In accordance with its investment process, MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on quarterly basis, or more frequently as deemed necessary.  MCM will make changes to these allocations from time to time as appropriate to the individual strategies of each Portfolio and in order to help achieve each Portfolio’s investment objective.  Changes in Underlying Portfolios, if deemed necessary by MCM, will generally be made on the monthly rebalancing date.  To reduce market risks associated with replacement of Underlying Portfolios, MCM may effect the replacement over a several week period leading up to or following the rebalancing date.   MCM may add or delete asset classes, change target allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders.

The potential rewards and risks associated with each Portfolio depend on both the asset class allocations and the chosen mix of Underlying Portfolios.   Each Portfolio’s investment performance is directly related to the investment performance of the Underlying Portfolios.   There can be no guarantee, however, that any of the Portfolios will meet their objective.

Principal Investment Strategies
The principal investment strategies of the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus.  More detailed descriptions of the principal investment strategies are described below.

Each Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, the year designated in the name of the Portfolio.   Depending on its proximity to the year designated in the name of the Portfolio, each Portfolio employs a different combination of investments among different Underlying Portfolios in order to emphasize, as appropriate, growth, income and/or preservation of capital.  Over time until the Guarantee Trigger Date, each Portfolio’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.  Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static, subject to any revisions to the asset classes, asset allocations, and Underlying Portfolios made by MCM.  After its Guarantee Trigger Date, it is anticipated that each Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities.

For each Portfolio, MCM establishes an anticipated allocation among different broad asset classes based on the year designated in the name of the Portfolio.  Within each anticipated asset class allocation, MCM selects the Underlying Portfolios and the percentage of the Portfolio’s assets that will be allocated to each such Underlying Portfolio.   A table showing the asset classes (corresponding to Morningstar ® categories) used for the Portfolios and the Underlying Portfolios in which each Portfolio is expected to invest as of the date of this Prospectus is included in Appendix A to this Prospectus.   MCM may add or delete asset classes, change target allocations, and add or delete Underlying Portfolios at any time without approval or notice to shareholders.  Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed in Appendix A, and may invest in Underlying Portfolios not listed in Appendix A.   Each Underlying Portfolio has its own investment objectives, strategies, policies and risks and may hold a wide range of securities in its portfolio.

The following table demonstrates, under normal circumstances, how each Portfolio currently expects (as of the date of this Prospectus) to allocate among equity and fixed income Underlying Portfolios.  Please note that each Portfolio’s allocations between equity and fixed-income Underlying Portfolios will change over time as further described in this Prospectus.

Portfolio	Equity Fund Allocation	Fixed Income Fund Allocation
Maxim SecureFoundation Lifetime 2015 Portfolio	50-70%	30-50%
Maxim SecureFoundation Lifetime 2025 Portfolio	60-80%	20-40%
Maxim SecureFoundation Lifetime 2035 Portfolio	70-95%	5-30%
Maxim SecureFoundation Lifetime 2045 Portfolio	75-95%	5-25%
Maxim SecureFoundation Lifetime 2055 Portfolio	75-98%	2-25%

Each Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation.  Rebalancing generally occurs on the 20th day of each month (unless that day is not a business day in which case rebalancing will be effected on the next business day).  Rebalancing generally involves selling shares of certain Underlying Portfolios and purchasing shares of other Underlying Portfolios.  As a result of the monthly rebalancing, expenses relating to redemption fees, if applicable, may be incurred at the Underlying Portfolio level.

Each Portfolio’s principal investment strategies are non-fundamental and can be changed without shareholder notice or approval.

You should be aware that the Portfolios are not intended to provide a complete solution to your investment or retirement needs.  If you intend to invest in a Portfolio in connection with your retirement, you should consider many factors including your projected retirement date, your projected financial needs, and your other sources of income.

Principal Investment Risks
The principal investment risks associated with investing in the Portfolios are summarized in the “Portfolio Summaries” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Fund-of-Funds Structure Risk - Since the Portfolios invest directly in the Underlying Portfolios, all risks associated with the Underlying Portfolios apply to the Portfolios.  To the extent a Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.

Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Portfolios.  As a result, over the long-term the Portfolios’ ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

The Underlying Portfolios will not necessarily make consistent investment decisions.  One Underlying Portfolio may buy the same security that another Underlying Portfolio is selling.  You would indirectly bear the costs of both trades.

As a result of the Portfolios indirectly paying a portion of the expenses incurred by the Underlying Portfolios, an investment in the Portfolios entails more direct and indirect expenses than a direct investment in the Underlying Portfolios.

The ability of the Portfolios to achieve their investment objectives depends on MCM’s skill in selecting the asset classes and the mix of Underlying Portfolios.  There is the risk that MCM’s evaluations and assumptions regarding the asset classes and Underlying Portfolios may be incorrect in view of actual market conditions.

The Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Portfolios.  As a result, the Portfolios’ securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

MCM may be subject to potential conflicts of interest in the selection of Underlying Portfolios and allocation of the Portfolios’ investments among the Underlying Portfolios.  MCM is subject to conflicts of interest because MCM (or one of its affiliates) serves as investment adviser to certain of the Underlying Portfolios, and because the fees paid to MCM (or its affiliates) by certain of the Underlying Portfolios (or their affiliates) may be higher than fees paid by other of the Underlying Portfolios and the Portfolios.  Other funds with similar investment objectives may perform better or worse than the Underlying Portfolios.  MCM also may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large purchases or redemptions due to reallocations or rebalancing of the assets of funds that invest in the Underlying Portfolios.  These large purchases or redemptions could affect the performance of the Underlying Portfolios and, therefore, the performance of the Portfolios.

Equity Securities Risk - The Underlying Portfolios’ investments in equity securities will be subject to the risks associated with common stocks and other equity investments. The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The more the Portfolios allocate to Underlying Portfolios that invest in equity securities, the greater the expected risk.

Small and Large Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.  Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since growth companies usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  In addition, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities may subject Underlying Portfolios to greater risk of potential loss than U.S. securities. In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.  Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Geographic Concentration Risk - When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of an Underlying Portfolio’s investments and investment performance may also be more volatile when the Underlying Portfolio concentrates its investments in certain countries, especially emerging markets countries.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - The Underlying Portfolios’ investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Tracking a Benchmark Index Risk - Most, if not all, of the Underlying Portfolios in which the Portfolios invests are Index Portfolios.  Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index.  It is possible that an Index Portfolio could have poor investment results even if it is tracking closely the return of the benchmark index, because the adverse performance of a particular security in the index normally will not result in eliminating the security from the Index Portfolio.  In addition, several factors will affect an Index Portfolio’s ability to precisely track the performance of the benchmark index.  For example, unlike the index, which is an unmanaged group of securities, Index Portfolios have operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Index Portfolios' total return.  In addition, an Index Portfolio may own less than all the securities of its benchmark index, which also may cause a variance between the performance of the Index Portfolio and its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price.  An inability to sell a security can adversely affect an Underlying Portfolio’s value or prevent an Underlying Portfolio from being able to take advantage of other investment opportunities.  Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.  When an Underlying Portfolio invests in non-investment grade fixed-income securities, small-capitalization stocks, real estate investment trusts (REITs) and emerging country issuers, it will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Derivatives Risk - An Underlying Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps.

An Underlying Portfolio may use derivatives for any of the following purposes: as a substitute for buying or selling securities; to hedge against the economic impact of adverse changes in the market value of its portfolio securities due to changes in stock market prices, currency exchange rates or interest rates; or to enhance the Underlying Portfolio’s return as a non-hedging strategy that may be considered speculative.

A derivative contract would obligate or entitle an Underlying Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on an Underlying Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When an Underlying Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Underlying Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee

In addition to risks related to the Portfolios, investors who allocate account value to the Portfolios will be subject to certain risks associated with the Guarantee, which are described in more detail in the Guarantee prospectus or disclosure statement , and include, but are not limited to, the following:

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Depending on your pattern of share redemptions, your lifespan and the applicable Portfolio ’ s investment performance, and other variables, there is a possibility that no benefits may be payable under the Guarantee.

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The exchange or redemption of Portfolio shares negatively affects the account value to which the Guarantee applies.  Therefore, exchanges or redemptions of Portfolio shares adversely affect the benefit under the Guarantee.

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Each Portfolio and the Guarantee are currently only available to separate accounts of GWL&A to fund benefits under certain variable insurance contracts , to IRA owners, and to participants in certain qualified retirement plans.  If your qualified retirement plan moves to a provider other than GWL&A, you may lose the benefit of the Guarantee.

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GWL&A reserves the right to change the Guarantee Benefit Fee up to a maximum annual rate of 1.5% of the account value allocated to the applicable Portfolio upon 30 days written notice.  GWL&A also reserves the right to change the frequency of deduction of the Guarantee Benefit Fee upon 30 days written notice.

•	GWL&A reserves the right to terminate the Guarantee under certain circumstances unrelated to any action or inaction by you.

For additional information regarding the Guarantee, please see the Guarantee prospectus or disclosure statement , as applicable.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Underlying Portfolios

By owning shares of Underlying Portfolios, each of the Portfolios indirectly invests, to varying degrees, in securities held by the Underlying Portfolios.  The securities in which the Underlying Portfolios may invest include, but are not limited to, U.S. and international equity securities, U.S. fixed-income securities, derivatives, and short-term investments.  The following section provides further information on certain types of investments and techniques that may be used by the Underlying Portfolios, including their associated risks.  Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Portfolios.

Equity Securities

The Underlying Portfolios that invest in equity securities will be subject to the risks associated with common stocks and other equity investments.  Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small Size Companies

Certain Underlying Portfolios may invest in securities of small size companies.  The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000® Index.  Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause an Underlying Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, an investment adviser or sub-adviser when making a decision to purchase a security for an Underlying Portfolio may not be aware of some problems associated with the company issuing the security.

Fixed-Income Securities

Certain Underlying Portfolios may invest in fixed-income securities.  Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.  In addition to bonds, debt securities include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody’s and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Foreign Securities

Certain of the Underlying Portfolios may   invest in foreign securities.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause an Underlying Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject an Underlying Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay an Underlying Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in an Underlying Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

Certain of the Underlying Portfolios may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject an Underlying Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the adviser or sub-adviser of an Underlying Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with an Underlying Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of an Underlying Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for an Underlying Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Portfolios Designed to Track a Benchmark Index

Certain of the Underlying Portfolios are not actively managed, but are designed to track the performance of specified benchmarks (sometimes referred to in this Prospectus as “Index Portfolios”).

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index Portfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, Index Portfolios usually do not perform dramatically better or worse than their benchmarks.
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Low cost.  Index Portfolios are inexpensive to run compared with actively managed portfolios.  They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most Index Portfolios have lower turnover rates and lower capital gains distributions.  However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions.  This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes.  In some cases, such changes may force an Index Portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer.  Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios
The value of an Index Portfolio will generally decline when the performance of its benchmark index declines. Because each Index Portfolio may track an index before fees and expenses, the Index Portfolio may not purchase other securities that may help offset declines in an index.  In addition, because an Index Portfolio may not hold all issues included in an index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of an Index Portfolio may fail to match the performance of its benchmark index, after taking expenses into account. It is not possible to invest directly in an index.

Money Market Instruments
Certain Underlying Portfolios may invest in money market instruments.  Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include: Treasury bills and notes, which are securities issued by the U.S. Government; commercial paper, which is a promissory note issued by a company; bankers’ acceptances; which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of the Underlying Portfolios’ shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies

Each Portfolio and each Underlying Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by the applicable Portfolio’s investment adviser or sub-adviser. Each Portfolio and each non-money market Underlying Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the applicable Underlying Portfolio’s adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should a Portfolio or an Underlying Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolios

As a mutual fund, the Portfolios are subject to market risk.  The value of each Portfolio’s shares will fluctuate in response to changes in economic conditions, interest rates, and the market’s perception of the securities held by the Underlying Portfolios.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company.   These market conditions have add ed significantly to the risk of short-term volatility of the Portfolios and the Underlying Portfolios.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse  effect on an Underlying Portfolio’s investments and negatively impact an Underlying Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Underlying Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude a Portfolio’s and an Underlying Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ and Underlying Portfolios’ investment holdings.

There is no guarantee that the Portfolios or any Underlying Portfolio will achieve their objectives.   The Portfolio s should not be considered to be a complete solution to the retirement needs of investors.   You should consider your own investment objectives and tolerance for risk, what your retirement needs will be, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios’ investment limitations and more detailed information about their investment policies and practices are contained in the SAI.

More Information About the Portfolios’ Fees and Expenses
With respect to each Portfolio, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolios.  Since the Portfolios pursue their investment objectives by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the applicable Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.  You may indirectly bear expenses paid by the Underlying Portfolios related to the distribution of such shares.  However, not all of the Underlying Portfolios may be available as investment options to you and you would not have the potential asset allocation benefit offered by the Portfolios or the potential benefit of the Guarantee that is available in connection with the purchase of shares of the Portfolios.

Underlying Portfolios may charge a sales load and certain other fees in connection with the purchase and distribution of such shares.  MCM will arrange for the Fund to be included within a class of investors entitled not to pay sales loads by purchasing such shares.  However, purchases of shares by the Portfolios would remain subject to any redemption fees, exchange fees, or administrative fees associated with the particular class of shares.  The Portfolios also would remain subject to any distribution (Rule 12b-1) fees associated with shares of unaffiliated Underlying Portfolios.  However, the Portfolios will not purchase any class of shares of affiliated Underlying Portfolios that imposes a Rule 12b-1 fee. The Portfolios also will not invest in shares of Underlying Portfolios that are sold with a contingent deferred sales charge.

The total expense ratios may be higher or lower than shown in the fee table depending on the actual allocation of each Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.  Acquired Fund (Underlying Portfolio) Fees and Expenses may be higher if the Portfolios invests in select classes of unaffiliated Underlying Portfolios that have a Rule 12b-1 fee.  Additionally, certain Underlying Portfolios may charge a redemption fee on any shares redeemed within a certain amount of time after purchase by the Portfolios.

Shareholder Information

Investing in the Portfolios

Shares of the Portfolios are not for sale directly to the public.  Currently, the Fund may sell shares of the Portfolios to separate accounts of GWL&A to fund benefits under certain variable insurance contracts.  The Fund may also sell shares of the Portfolios to IRA owners and participants in connection with certain qualified retirement plans.   In the future, shares of the Portfolios may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares

The transaction price for buying, selling, or exchanging a Portfolio’s shares is the net asset value of that Portfolio.  Each Portfolio’s net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that a Portfolio’s (or Underlying Portfolio’s) assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s (or Underlying Portfolio’s) assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s (or Underlying Portfolio’s) assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable a SecureFoundation Lifetime Portfolio to allocate assets properly.

We calculate a separate net asset value for each class of shares of the Portfolios.   We determine net asset value by dividing net assets of each Portfolio’s share class (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares for the applicable share class.

Each Portfolio values its shares of the Underlying Portfolios at the Underlying Portfolio's respective net asset value, and values its other assets at current market prices where current market prices are readily available.  When a determination is made that current market prices or Underlying Portfolio net asset values are not readily available, each Portfolios values its assets at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Because each Portfolio is primarily invested in shares of Underlying Portfolios, a Portfolio’s net asset value is based primarily on the net asset value of the Underlying Portfolios in which it invests.   The prospectuses for the Underlying Portfolios explain how the Underlying Portfolios calculate net asset value, and the circumstances under which the Underlying Portfolios may use fair value pricing.

Purchasing and Redeeming Shares

The Portfolios’ shares described in this Prospectus can only be purchased in conjunction with the purchase and acceptance of the Guarantee issued by GWL&A.  All share purchase and redemption policies herein are subject to the administrative rules under the Guarantee, which are outlined in the Guarantee prospectus or disclosure statement , as applicable.  Please see the Guarantee prospectus or disclosure statement , as applicable, with respect to the effect share redemptions may have on the benefits under your Guarantee and the effect cancellation of your Guarantee may have on your ability to purchase a new Guarantee.

The annual fee for the Guarantee is currently 0.90% of your account value allocated to the applicable Portfolio.  The Guarantee Benefit Fee is currently deducted monthly in arrears and is equal to 1/12 of the current annual fee multiplied by your account value allocated to the applicable Portfolio.  The Guarantee Benefit Fee is assessed by automatically redeeming shares of the Portfolio attributable to your account.  The Guarantee Benefit Fee and the frequency of deduction are subject to change upon 30 days written notice.  The annual rate for the Guarantee Benefit Fee will not be lower than 0.70% or higher than 1.50% of your account value allocated to the applicable Portfolio.   The Guarantee Benefit Fee is in addition to the fees and expenses of the applicable Portfolio.  Shares of the Portfolio attributable to your account also will be automatically redeemed to cover the cost of any state premium taxes relating to the Guarantee.  Please refer to the Guarantee prospectus or disclosure statement , as applicable, for detailed information including fee and eligibility criteria.  The redemption or exchange of all shares of a Portfolio attributable to your account automatically cancels your Guarantee and all of the benefits of the Guarantee.  Following cancellation of the Guarantee, additional purchases of shares of the Portfolio are not permitted for a period of 90 days following the cancellation.  The foregoing restriction does not apply to automatic payroll contributions, qualified rollovers, loan repayments, or additional purchases with dividend and capital gains distributions.  After cancellation of the Guarantee, any accepted contribution to the Portfolio shall be deemed to be a re-election of the Guarantee.

The Guarantee may be available with other portfolios of the Fund.  The purchase or redemption of shares of a Portfolio does not affect the Guarantee associated with any other portfolio of the Fund.  Likewise, the purchase or redemption of shares of other portfolios of the Fund with which the Guarantee is available does not affect the Guarantee associated with a Portfolio.  GWL&A issues the Guarantee to variable insurance contract owners and IRA owners to provide a lifetime withdrawal benefit.  For qualified retirement plans, GWL&A issues the Guarantee to the plan sponsor to provide a lifetime withdrawal benefit for plan participants.  GWL&A does not issue the Guarantee to MCM or the Portfolios, so the Guarantee does not guarantee the investment performance of any Portfolio.  Please see the Guarantee prospectus or disclosure statement for complete information regarding the Guarantee.

Once you begin making Guaranteed Annual Withdrawals, as defined in the Guarantee prospectus or disclosure statement , as applicable, additional purchases of shares of the Portfolio are not permitted.  Also, initial purchases of shares of the Portfolio are not permitted once the variable insurance contract owner , IRA owner, or qualified retirement plan participant reaches the age of 85.  Please refer to the Guarantee prospectus or disclosure statement , as applicable, for detailed information on purchase restrictions.

Following the redemption of any shares of a Portfolio after the Guarantee Trigger Date, other than the redemption of shares to pay the Guarantee Benefit Fee, additional purchases of shares of a Portfolio are not permitted for a period of 90 days following the redemption.  The foregoing restriction does not apply to automatic payroll contributions, qualified rollovers, loan repayments, or additional purchases with dividend and capital gains distributions.

Variable insurance contract owners and participants in qualified retirement plans will not deal directly with the Portfolios regarding the purchase or redemption of Portfolio shares.  Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors purchase and redeem Portfolio shares based on orders received from participants.   Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolios through GWL&A.   Please contact your registered representative or qualified retirement plan sponsor or administrator for information concerning the procedure s for purchasing and redeeming shares of the Portfolios.

Each Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

Participants in qualified retirement plans and IRA owners who purchase shares of the Portfolios outside a variable insurance contract may, in accordance with the applicable IRA or qualified retirement plan, exchange shares of the Portfolios.

Please see the Guarantee prospectus or disclosure statement , as applicable, with respect to the effect redemptions or exchanges may have on the benefits under your Guarantee.  The redemption or exchange of all shares of a Portfolio automatically cancels your Guarantee.

A Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

In this section a Portfolio is referred to as a portfolio.

The portfolios are not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the portfolios.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners and other qualified retirement plan participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of a portfolio’s securities and the reflection of that change in the portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing portfolio expenses and disrupting portfolio management strategies.  For example, excessive trading may result in forced liquidations of portfolio securities or cause the portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a portfolio's international portfolio securities trade and the time as of which the portfolio's net asset value is calculated. Market timing in portfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a portfolio's junk bond holdings. Market timers may purchase shares of a portfolio based on events occurring after foreign market closing prices are established but before calculation of the portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a portfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE, generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Fund has also adopted pricing procedures and guidelines, including procedures for fair value pricing of portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the portfolios that may be caused by market-timing activities following a significant market event that occurs prior to the portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, and qualified retirement plans (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involve coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the portfolios may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the portfolios. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors.  In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the portfolios or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the portfolios and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all portfolio purchase, redemption and exchange orders are received through omnibus accounts.  Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, and variable insurance contracts. The portfolios typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the portfolios do not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the portfolios may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

The practices and policies described above relate only to deterring and curtailing market timing in the portfolios.  The prospectuses for the Underlying Portfolios explain the Underlying Portfolios’ policies and procedures related to excessive trading and market timing of the shares of the Underlying Portfolios.

Tax Consequences
The Portfolios intend to qualify as “regulated investment companies” under Subchapter M of the Code.  The Portfolios intend to distribute all of their net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolios are currently not subject to tax.  It is possible the Portfolios could lose this favorable tax treatment if they does not meet certain requirements of the Code.  If the Portfolios do not meet those tax requirements and becomes a taxable entity, the Portfolios would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolios.

Tax consequences of your investment in the Portfolios depend on the provisions of the variable insurance contract through which you invest in the Portfolios or the terms of your IRA or qualified retirement plan.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, or qualified retirement plan.

Effect of Foreign Taxes

Dividends and interest received by the Underlying Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Share Classes

The Portfolios have two classes of shares, Class G shares and Class G1 shares.  Each class is identical except that Class G1 shares have a distribution or “Rule 12b-1” plan which is described below.

Class G1 Distribution Plan

The Portfolios have adopted a distribution or “Rule 12b-1” plan for their Class G1 shares.  The plan allows the Class G1 shares of the Portfolios to compensate GWFS Equities, Inc., (the “Distributor”), for distribution of Class G1 shares and for providing or arranging for the provision of services to Class G1 shareholders.   Such fees may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class G1 shares of the Portfolios and/or for providing or arranging for the provision of services to the Portfolios’ Class G1 shareholders (including sponsors of qualified retirement plans).

The distribution plan provides for a maximum fee equal to an annual rate of 0.10% (expressed as a percentage of average daily net assets of the Class G1 shares of the Portfolio). Because these fees are paid out of Class G1's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Cash and Non-Cash Incentive Arrangements

GWL&A, the Fund’s Distributor, and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolios attributable to IRA owners, qualified retirement plans, and variable insurance contracts owners . These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolios instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the “GWL&A Funds Group” or “GFG”)  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolios.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors.  Such payments are paid from GFG’s legitimate profits and other financial resources (not from the Portfolios) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund’s portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG’s payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolios or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement

Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Underlying Portfolio Administrative Services Agreements

The Distributor anticipates entering into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Portfolios (“Underlying Portfolio entities”), pursuant to which the Distributor will provide recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in a Portfolio.  For services rendered and expenses incurred pursuant to the Services Agreements, unaffiliated Underlying Portfolio entities will pay the Distributor a fee ranging from 0.40% to 0.46% of the average daily net asset value of the shares of the applicable unaffiliated Underlying Portfolio in a Portfolio.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of each Portfolio will receive a report containing a summary of each Portfolio’s performance and other information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Portfolio’s Class G and G1 shares for the past five years, or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance products, IRAs, or qualified retirement plans.  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________], Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitaitons of the Portfolios.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios’ investments will be available in the Annual and Semi-Annual Reports to shareholders for the Portfolios .  In the Annual Report for the Portfolios , you will find a discussion of the market conditions and investment strategies that significantly affected the P ortfolios’ performance during its last fiscal year.   Semi-Annual Reports for the Portfolios include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolios , call 1-866-831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolios, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

Appendix A

The table below shows the Underlying Portfolios, listed according to their asset class (Morningstar® category), in which each Portfolio is expected to invest as of the date of this Prospectus .  The allocations among Underlying Portfolios will change over time based on each Portfolio's investment objective and strategy.  In addition, MCM may add or delete Underlying Portfolios, add or delete asset classes, or change target allocations at any time without approval or notice to shareholders.  Accordingly, the Portfolios will not necessarily invest in the Underlying Portfolios listed in the table, and may invest in Underlying Portfolios not listed in the table.

Expected Underlying Portfolios as of the date of this Prospectus :

Maxim SecureFoundation Lifetime Portfolios
Asset Class (Morningstar® category) Underlying Portfolios	Lifetime 2015 Portfolio	Lifetime 2025 Portfolio	Lifetime 2035 Portfolio	Lifetime 2045 Portfolio	Lifetime 2055 Portfolio
Large Blend
Maxim S&P 500® Index11	•	•	•	•	•
Small Blend
Maxim Index 600	•	•	•	•	•
International Large Blend
Ridgeworth International Equity Index I	•	•	•	•	•
Intermediate-Term Bond
Maxim Bond Index	•	•	•	•	•
Cash and Cash Equivalents
Maxim Money Market	•	•	•
Other cash and cash equivalents

The Underlying Portfolios may include portfolios that are directly advised by MCM, portfolios that are sub-advised by unaffiliated sub-advisers retained by MCM, portfolios that are advised by an affiliate of MCM, and portfolios that are advised by unaffiliated investment advisers.

Information regarding the Underlying Portfolios is available in the applicable Underlying Portfolio’s prospectus and statement of additional information.   This Prospectus is not an offer for any of the Underlying Portfolios.  The prospectus and statement of additional information for each of the Underlying Portfolios is available on the SEC’s website at http://www.sec.gov.

11 “S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by GWL&A.  The Portfolios not sponsored, endorsed, sold or promoted by Standard & Poor’s , Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolios , and Standard & Poor’s is not an affiliate or a sponsor of the Fund, the Portfolios or MCM .  The S&P 500® is sponsored by Standard & Poor's, which is responsible for determining which stocks are represented in the index.

Standard & Poor’s is not responsible for and does not participate in the operation or management of the Portfolios, nor does it guarantee the accuracy or completeness of the Benchmark Index or the data therein.  Inclusion of a stock in the Benchmark Index does not imply that it is a good investment.

A-

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ____________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Investment Objective
The Portfolio’s investment objective is to seek maximum total return that is consistent with preservation of capital and liquidity.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds.  The Portfolio will select securities based on relative value, maturity, quality and sector.  The Portfolio will maintain an actively managed portfolio of bonds selected from several categories, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, and corporate bonds.  The Portfolio will maintain a weighted average quality of A or higher and an average duration between one and three years based on the portfolio manager’s forecast for interest rates.  The Portfolio may invest up to 20% its net assets in securities of below investment grade quality (“high yield/high risk” or “junk”) bonds.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be require to reinvest proceeds at the lower interest rates then available.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Short Duration Bond Portfolio	xxx%	xxx%	xxx%
Barclays Capital 1-3 Year Credit Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM.  Ms. Tocher has managed the Portfolio since 2003.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Catherine S. Tocher manages the Portfolio.  Ms. Tocher has served as manager of the Portfolio since 2003.  Ms. Tocher is a Manager and Senior Vice President, Investments, of MCM.  She is also Senior Vice President, Investments of GWL&A.  She joined the GWL&A Investments Department in 1987.  Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce (Honours Degree) in Finance.  She also holds the Chartered Financial Analyst designation.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Advisory Fees
For its services, MCM is entitled to a fee of 0.60% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks   associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available.  Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Barclays Capital 1-3 Year Credit Bond Index.   The Barclays Capital 1-3 Year Credit Bond Index is a subset of the Barclays Capital Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and inimum issue size is $100 million.

More Information About the Portfolio’s Investments
The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.   It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the portfolio manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends quarterly .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at the net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .   Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected.

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs,   qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [___________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financials.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”), to individual retirement account (“IRA”) owners , to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.    Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is __________________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term capital growth.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 ® Index at the time of purchase, or if not included in that index, have market capitalizations of $3 billion or below at the time of purchase.  When consistent with the Portfolio’s investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $3 billion and up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts (“ADRs”) are not subject to this 25% limitation.

The Portfolio will identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they: are determined to be in the developing stages of their life cycle; and have demonstrated, or are expected to achieve, long-term earnings growth.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Small-Cap Growth Portfolio	xxx%	xxx%	xxx%
Russell 2000 ® Growth Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Silvant Capital Management, LLC

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Christopher D. Guinther	Lead Portfolio Manager	2007
Michael A. Sansoterra	Portfolio Manager	2007

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.95% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Silvant Capital Management LLC (“Silvant”)   is a Delaware limited liability company and a wholly owned subsidiary of Ridgeworth Capital Management, Inc., a money management holding company and wholly owned subsidiary of SunTrust Banks, Inc.  Silvant is registered as an investment adviser with the SEC.  Its principal business address is 50 Hurt Plaza, Suite 1500, Atlanta, Georgia 30303.

Christopher D. Guinther is the lead portfolio manager for the Portfolio. He is also the lead Portfolio Manager for both the Silvant Large Cap Growth discipline and the Select Large Cap Growth discipline.  He has over 15 years of investment experience, the 11 most recent as a lead or co-portfolio manager of institutional small cap growth portfolios.  Prior to joining Silvant, Mr. Guinther served as a lead or co-portfolio manager of institutional small cap growth portfolios. He was with Northern Trust Global Investors as a Senior Vice President and Institutional Small Cap Growth Portfolio Manager. Previously, he worked as a Small Cap Growth Portfolio Manager with both Principal Global Investors and Banc One Investment Advisors. He earned his Bachelor of Business Administration in Finance from Ohio University (1992), where he graduated with honors.

Michael A. Sansoterra is the lead portfolio manager for the Large Cap Growth discipline at Silvant.  He is also a named portfolio manager on the Select Large Cap Growth discipline and the Small Cap Growth discipline.  He has over 11 years of investment experience.  Prior to joining Silvant, Mr. Sansoterra served as the Large Cap Diversified Growth Portfolio Manager, the Director of Research for Large/Mid Domestic Equities and a Senior Equity Analyst for Principal Global Investors from 2003 to 2007.  Previously, he worked as a Senior Equity Analyst for USAA Investment Management and as an Equity Analyst and Portfolio Manager for The Northern Trust Company.  He earned his Bachelor of Science in Economics from The University of Michigan (1994).

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark is the Russell 2000 ® Growth Index.  The Russell 2000 ® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 ® companies with higher price-to-value ratios and higher forecasted growth values.  The Russell 2000 ® Growth Index is a registered trademark of Russell Investments.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies

The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets gave generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage).   Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings.   Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [____________________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _____________________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	1.40%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of equity securities of small capitalization companies.  The principal type of equity securities purchased by the Portfolio is common stock.  The Portfolio considers a company to be a small capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalization company included in the Russell 2000 ® Value Index.  The Portfolio uses the Russell 2000 ® Value Index as a guide in structuring and selecting its investments, but will invest in both benchmark index and non-benchmark index securities.  Over time the capitalizations of the companies in the Russell 2000 ® Value Index will change.  As they do, the size of the companies in which the Portfolio invests may change.  If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 2000 ® Value Index, the Portfolio may, but is not require to, sell the securities.

The Portfolio may invest up to 20% of its assets in foreign securities and up to 20% of its assets in debt securities.  The Portfolio may also invest in derivative instruments such as future contracts and equity linked derivatives including exchange traded funds.

The Portfolio’s investments in the type of securities described in this Prospectus vary from time to time, and at any time, the Portfolio may not be invested in all types of securities described.  Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.  The Portfolio seeks to outperform the benchmark index by quantitatively evaluating fundamental and technical factors to forecast individual security returns and will apply proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction cots.  The portfolio managers incorporate these individual security forecasts, using a proprietary program, to construct the optimal portfolio holdings and further manage risks.  The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low forecasted deviation between the return of the Russell 2000 ® Value Index and the return of the Portfolio.  The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.  The security and portfolio evaluation process is updated periodically.  The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.

The Portfolio typically maintains a portion of its assets in cash, which is invested by MCM.  The Portfolio holds cash to handle its daily cash needs, which include payment of Portfolio expenses, redemption requests and securities transactions.  The amount of cash held by the Portfolio may increase if the Portfolio takes a temporary defensive position.  The Portfolio may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions.  A larger amount of cash could negatively affect the Portfolio’s investment results in a period of rising market prices; conversely it could reduce the magnitude of the Portfolio’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.  In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Since Inception (5/15/08)
Maxim Small-Cap Value Portfolio	xxx%	xxx%
Russell 2000 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Invesco Advisers, Inc.

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Jeremy S. Lefkowitz	Lead Manager	2008
Daniel A. Kostyk	Portfolio Manager	2008
Glen E. Murphy	Portfolio Manager	2008
Anthony J. Munchak	Portfolio Manager	2008
Francis M. Orlando	Portfolio Manager	2008

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.40% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Invesco Advisers, Inc. (“Invesco”) is a Delaware corporation and an indirect wholly owned subsidiary of Invesco Ltd.  Invesco is registered as an investment adviser with the SEC.  Its principal business address is 1555 Peachtree, N.E., Atlanta, Georgia 30309.  Invesco has acted as an investment adviser since 1979.

Invesco is responsible for the Portfolio’s investment decisions and the execution of securities transactions with respect to the Portfolio.  Investment decisions for the Portfolio are made by the following individuals, who are jointly and primarily responsible for the day-to-day management of the Portfolio:

Jeremy S. Lefkowitz is portfolio manager and lead manager of Invesco’s Quantitative Strategies Team.  He has been associated with Invesco and/or its affiliates since 1982.  As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

Daniel A. Kostyk, portfolio manager, has been associated with Invesco and/or its affiliates since 1995.

Glen E. Murphy, portfolio manager, as been associated with Invesco and/or its affiliates since 1995.

Anthony J. Munchak, portfolio manager, has been associated with Invesco and/or its affiliates since 2000.

Francis M. Orlando, portfolio manager, has been associated with Invesco and/its affiliates since 1987.

The portfolio managers are assisted by the Invesco Quantitative Strategies Research Team, which is comprised of portfolio managers and research analysts.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small Size Company Securities Risk – The stocks of small size companies often involve more risk and volatility than those of larger companies.  Because small size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning small size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark is the Russell 2000 ® Value Index.  The Russell 2000 ® Value Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes those Russell 2000 ® Index companies with lower price-to-book ratios and lower forecasted growth values.  The Russell 2000 ® Value Index is a registered trademark of Russell Investments.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Debt Securities
The Portfolio may, in a manner consistent with its investment objectives and policies, invest in debt securities.  Accordingly, you also should be aware of the risks associated with debt securities investments.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.  Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies.  In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

In connection with the commencement of operations of the Maxim Small-Cap Value Portfolio, the Portfolio may temporarily invest available cash in Russell 2000® Index futures contracts in order to gain exposure to the market pending investments in securities.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by the U.S. Government, its agencies and instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets gave generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse  effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with  qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in " good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage). Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_________________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to s eek investment results that track the total return of the common stocks that comprise the S&P 500 ® Index and S&P MidCap 400 ® Index, weighted according to their pro rata share of the market (the “Benchmark Index”).

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will i nvest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index.  The Portfolio will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the Portfolio as each stock’s weight in the Benchmark Index.  This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and exchange traded funds that seek to track the relevant index.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.

Tracking Error Risk - The Portfolio may not be able to precisely track the performance of the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks or medium-capitalization stocks will trail returns from the overall stock market.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Derivative Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim Stock Index Portfolio	xxx%	xxx%	xxx%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%
S&P MidCap 400 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark indexes please see the “Benchmark Indexes” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
Mellon Capital Management Corporation

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast
Richard A. Brown	Director, Equity Portfolio Management
Thomas J. Durante	Director, Senior Portfolio Manager, Equity

For more information on the Investment Adviser, Sub-Adviser and Portfolio Managers, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.60% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

Mellon Capital Management Corporation (“Mellon Capital”) is a separately identifiable division of The Bank of New York Mellon, a New York State chartered bank, and is registered as an investment adviser with the SEC.  Mellon Capital’s principal business address is One Wall Street, New York, New York 10286.

The Mellon Capital Equity Index Team is responsible for the day-to-day management of the Portfolio.  The team is comprised of Ms. Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast, with nine years at Mellon Capital.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.   She is also responsible for the refinement and implementation of the equity portfolio management process.  Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities.  Ms. Wong attained the Chartered Financial Analyst designation.  She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management, with 14 years at Mellon Capital. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity, with nine years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios.  He is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus.  Mr. Durante attained the Chartered Financial Analyst designation.  He graduated with a BA from Fairfield University.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole.  As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Benchmark Index, because the adverse performance of a particular bond normally will not result in eliminating the bond from the Portfolio.  The Portfolio will remain invested in bonds even when bond prices are generally falling.

Tracking Error Risk - Several factors will affect the Portfolio’s ability to precisely track the performance of the Benchmark Index.  For example, unlike the Benchmark Index, which is an unmanaged group of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fees and accounting costs) and those expenses will reduce the Portfolio’s total return.  In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and the Benchmark Index.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks ore medium-capitalization stocks will trail returns from the overall stock market.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Indexes
The Portfolio’s benchmarks are the S&P 500 ® Index and S&P MidCap 400 ® Index, weighted according to their pro rata share of the market.  The S&P 500 ® Index is comprised of the stocks that make up the S&P 500 ® and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500 ® broadly represents the performance of publicly traded common stocks in the United States.  The S&P MidCap 400 ® Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor’s Corporation of companies.  The S&P 500 ® Index and S&P MidCap 400 ® Index are registered trademarks of the McGraw-Hill Companies.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio . While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Tracking a Benchmark Index
The Portfolio is designed to track the performance of its Benchmark Index (sometimes referred to in this Prospectus as an “Index Portfolio”).  The Benchmark Indexes for the Portfolio are described below:

The S&P 500® Index (the "S&P 500®") is comprised of the stocks that make up the S&P 500® and trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500® broadly represents the performance of publicly traded common stocks in the United States.

The S&P MidCap 400® Index (the "S&P MidCap 400®") is comprised of the middle tier of stock market capitalization companies compiled by the Standard & Poor’s corporation of companies.

*"Standard & Poor’s®”, “S&P®”, “S&P 500® Index”  and  “S&P MidCap 400® Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GWL&A .  The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s , Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio , and Standard & Poor’s is not an affiliate or sponsor of the Fund, the Portfolio or MCM .

S&P 500® and S&P MidCap 400® are sponsored by Standard & Poor's which is responsible for determining which stocks are represented in the indexes.

Standard & Poor’s is not responsible for and does not participate in the operation or management of the Portfolio, nor does it guarantee the accuracy or completeness of the Benchmark Indexes or the data therein.  Inclusion of a stock in the Benchmark Indexes does not imply that it is a good investment.

Total returns for the S&P 500® and S&P MidCap 400® assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios

Index Portfolios typically have the following characteristics:

•	Variety of investments. Index P ortfolios generally invest in a wide variety of companies and industries.
•	Relative performance consistency. Because they seek to track market benchmarks, I ndex P ortfolios usually do not perform dramatically better or worse than their benchmarks.
•
Low cost.  Index P ortfolios are inexpensive to run compared with actively managed portfolios.  They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most I ndex P ortfolios have lower turnover rates and lower capital gains distributions.  However, from time to time, some Index Portfolios may pay out higher-than-expected taxable distributions.  This is because Index Portfolios must adjust their holdings to reflect changes in their target indexes.  In some cases, such changes may force an Index Portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer.  Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Risks of Index Portfolios
The value of the Portfolio will generally decline when the performance of its Benchmark Indexes decline. Because the Portfolio is designed to track an index before fees and expenses, the Portfolio cannot purchase other securities that may help offset declines in its index.  In addition, because the Portfolio may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the performance of the Portfolio may fail to match the performance of its Benchmark Indexes, after taking expenses into account.   It is not possible to invest directly in an index.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual  companies  have been negatively impacted even though there may have be en little or no apparent degradation in the financial  conditions or prospects of that company.   These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which has negatively impacted market liquidity conditions.   Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default.   These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should be not considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any time when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.) Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated.   Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings.   Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations.   Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.  GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is ___________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek substantial dividend income and also long-term capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio will emphasize companies with favorable prospects for increasing dividend income and capital appreciation.

The Portfolio will invest in companies which have one or more of the following characteristics:  established operating histories; above-average current dividend yields relative to the S&P 500 ® Index; sound balance sheets and other financial characteristics; low price/earnings ratio relative to the S&P 500 ® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio’s securities generally exceeds the yield on the Portfolio’s benchmark.  In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s objectives.  The Portfolio may invest up to 25% of its total assets in foreign securities.  The Portfolio may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities.  The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Portfolio purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the minimum restriction.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Portfolio during the time it is above or below the stated percentage would be made in compliance with applicable restrictions.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Investment Style Risk - Returns from large-capitalization stocks may trail returns from the overall stock market.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim T. Rowe Price Equity/Income Portfolio	xxx%	xxx%	xxx%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
T. Rowe Price Associates, Inc.

Portfolio Manager
Brian C. Rogers, Chairman of the Board of T. Rowe Price Group, Inc., Chief Investment Officer of T. Rowe Price, and President of the T. Rowe Price Equity Income Fund.  Mr. Rogers has managed the Portfolio since 1994.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 0.80% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended, (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation and wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.  T. Rowe Price is registered as an investment adviser with the SEC. Its principal business address is 100 East Pratt Street, Baltimore, Maryland  21202.

The Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers.  The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program.  This investment advisory committee also serves as the investment committee for the T. Rowe Price Equity Income Fund.  Mr. Rogers, Chairman of the Board of T. Rowe Price Group, Inc., Chief Investment Officer of T. Rowe Price and President of T. Rowe Price Equity Income Fund, has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1980.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Value Stock Risk – The value approach carries the risk that he market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in debt securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.  The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make payments of interest and repay principal.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Investment Style Risk - There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market.  Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general.  These periods have, in the past, lasted for as long as several years.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the S&P 500 ® Index.  The S&P 500 ® Index is comprised of the stocks that make up the S&P 500 ® and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market.  It is generally acknowledged that the S&P 500 ® broadly represents the performance of publicly traded common stocks in the United States.  The S&P 500 ® Index is a registered trademark of the McGraw-Hill Companies.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Debt Securities
The Portfolio may, in a manner consistent with its investment objectives and policies, invest in debt securities.  Accordingly, you also should be aware of the risks associated with debt securities investments.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated. Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keepers to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

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Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolio, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [___________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI, Annual, and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _______________ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	[x.xx]%
Total Annual Portfolio Operating Expenses	[x.xx]%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the S&P MidCap 400 ® Index or the Russell MidCap ® Growth Index at the time of purchase.  The market capitalization of the companies in the Portfolio, the S&P MidCap 400 ® Index, and the Russell MidCap ® Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

The Portfolio will select stocks using a growth approach and invest in companies that:  offer proven products or services; have a historical record of above-average earnings growth; demonstrate potential for sustained earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects.

In pursuing the Portfolio’s investment objective, the investment manager has the discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain.  These special situations might arise when the portfolio manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio’s investment objectives.  The Portfolio may invest up to 25% of its total assets in foreign securities.  The Portfolio may also invest in fixed-income securities without regard to quality, maturity, or rating, including up to 10% in non-investment grade fixed income securities.  The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Portfolio purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the minimum restriction.  If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Portfolio during the time it is above or below the stated percentage would be made in compliance with applicable restrictions.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and the “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources.  Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for the Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim T. Rowe MidCap Growth Portfolio	xxx%	xxx%	xxx%
S&P MidCap 400 ® Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Sub-Adviser
T. Rowe Price Associates, Inc.

Portfolio Manager
Brian W.H. Berghuis, Vice President and equity portfolio manager, T. Rowe Price Associates, Inc.  Mr. Berghuis has managed the Portfolio since____.

For more information on the Investment Adviser, Sub-Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Arrangements” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund, and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Advisory Fees
For its services, MCM is entitled to a fee of 1.00% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

Sub-Adviser
The Fund operates under a manager-of-managers structure under an order issued by the U.S. Securities and Exchange Commission (“SEC”). The current order permits MCM to enter into, terminate or materially amend sub-advisory agreements without shareholder approval.  This means MCM is responsible for monitoring the Sub-Adviser's performance through quantitative and qualitative analysis and will periodically report to the Board of Directors as to whether each Sub-Adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in the sub-adviser or any proposed material change in the sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. This information statement will be provided to shareholders of the Portfolio a maximum of 90 days after the addition of the new sub-adviser or the implementation of any material change in the sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended, (the “1940 Act”), of the Fund or MCM other than by reason of serving as a sub-adviser to one or more portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Portfolio.  Currently, Putnam Investment Management, LLC is the only sub-adviser who is an affiliated person with MCM.

The Sub-Adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell, or hold any particular security.  The Sub-Adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolio.  MCM, in turn, pays sub-advisory fees to the Sub-Adviser for its services.   The following is additional information regarding the Sub-Adviser:

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation and wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.  T. Rowe Price is registered as an investment adviser with the SEC. Its principal business address is 100 East Pratt Street, Baltimore, Maryland  21202.

The Portfolio is managed by an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Mr. Berghuis has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program.  Mr. Berghuis is a Vice President and equity portfolio manager of T. Rowe Price, and has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992.  He has been managing investments since 1984 and joined T. Rowe Price in 1985.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies.  Because medium size companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions.  In addition, there is generally less publicly available information concerning medium size companies upon which to base an investment decision.  These risks may be more acute for companies that have experienced significant business problems.  Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk - Growth stocks can be volatile for several reasons.  Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market.  Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Securities Risk - Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.  As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities.  In addition, emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Derivative Risk - A derivative contract would obligate or entitle the Portfolio to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices.  Even a small investment in derivative contracts could have a big impact on the Portfolio’s stock market, currency and interest rate exposure.  Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio’s holdings.  The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.  Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Over-the-Counter Risk – Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges.  OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.  The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the S&P MidCap 400 ® Index.  The S&P MidCap 400 ® Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor’s Corporation of companies with a market capitalization range of $104 million to $4.9 billion as of December 31, 2008.  The S&P MidCap 400 ® Index is a registered trademark of the McGraw-Hill Companies.

More Information About the Portfolio’s Investments

The Sub-Adviser manages other mutual funds having similar names and investment objectives as the Portfolio .  While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolio is not otherwise directly related to any other mutual funds.  Consequently, the investment performance of other mutual funds and the Portfolio may differ substantially.

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Equity Securities

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company’s profits (or losses).  Common stocks also entitle the holder to share in any of the company’s dividends.  The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions.  A stock’s value may also fall because of economic conditions which affect many companies, such as increases in production costs.  The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.  For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company’s financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

Small and Medium Size Companies
The term small size companies refers to companies with a relatively small market capitalization, such as those in the Russell 2000 ® Index.  The term medium size companies refers to companies with mid-level market capitalization, such as those in the Russell MidCap ® Index.   Companies that are small or unseasoned (less than three years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly.  These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities.  As well, the securities of small or unseasoned companies may not have wide marketability.  This fact could cause the Portfolio to lose money if it needs to sell the securities when there are few interested buyers.  Small or unseasoned companies also normally have fewer outstanding shares than larger companies.  As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.  Finally, there may be less public information available about small or unseasoned companies.  As a result, the Sub-Adviser when making a decision to purchase a security for the Portfolio may not be aware of some problems associated with the company issuing the security.

Foreign Securities
The Portfolio may, in a manner consistent with its investment objectives and policies, invest in foreign securities.  Accordingly, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. Government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments.   Investments in non-dollar denominated foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. Dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country.  These risks increase in the case of “emerging market” countries which are more likely to be politically and economically unstable.  Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country.  In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner.  Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S.  As a result, there is generally less publicly available information about foreign companies than U.S. companies.

American Depository Receipts (ADRs) are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. Dollars and annual reports and shareholder literature printed in English.

Debt Securities
The Portfolio may, in a manner consistent with its investment objectives and policies, invest in debt securities.  Accordingly, you also should be aware of the risks associated with debt securities investments.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds.” These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

Derivatives
The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM or the Portfolio’s Sub-Adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of  individual  companies  have been negatively impacted even though there may have be en little or no apparent  degradation  in the financial  conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee that the Portfolio will achieve its objective.   The Portfolio should be not considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolios
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell  Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of the Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends semi-annually .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units, IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated (referred to as time zone arbitrage).   Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings. Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

Market timing in portfolios investing significantly in small-cap and mid-cap companies may occur because market timers may seek to benefit from their understanding of the value of small-cap and mid-cap company securities which may not be frequently traded (referred to as price arbitrage).    Any frequent trading strategies may interfere with management of these portfolios to a greater degree than portfolios which invest in highly liquid securities, in part because the portfolios may have difficulty selling small-cap and mid-cap securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  Any successful price arbitrage may also cause dilution in the value of the portfolios’ shares held by other shareholders.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keeper to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolio may implement trading restrictions. Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Effect of Foreign Taxes
Dividends and interest received by the Portfolio on foreign securities may be subject to withholding and other taxes imposed by foreign governments.  These taxes will generally reduce the amount of distributions on foreign securities.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolio, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWLA Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Mercer Administrative Services Agreement
Effective May 1, 2008, MCM entered into a Services Agreement with Mercer HR Services, LLC (“Mercer”), pursuant to which Mercer will provide recordkeeping and administrative services to certain owners of variable contracts or participants of qualified retirement plans who invest their assets in Portfolios of the Fund for which Mercer serves as recordkeeper.  For the services rendered by it pursuant to the Administrative Services Agreement, Mercer will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which Mercer provides services.

Putnam Administrative Services Agreement
The Distributor and MCM entered into a Services Agreement with their affiliate, Putnam Investor Services, Inc. (“Putnam”), who provides certain administrative and recordkeeping services as agent for the sponsor of college savings programs under Section 529 of the Internal Revenue Code of 1986, as amended (the “529 Plan”).  Under the Services Agreement Putnam will provide certain recordkeeping and administrative services to the Fund with regard to each Portfolio that is sold as an investment option in the 529 Plan.  For services rendered and expenses incurred pursuant to the Services Agreement, the Distributor will pay Putnam a fee of 0.20% of the average daily net asset value of the share of each Portfolio that is sold in the 529 Plan.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs qualified retirement plans or college savings program .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [___________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs, or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfuds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

MAXIM SERIES FUND, INC.

Maxim U.S. Government Mortgage Securities Portfolio
(formerly the Maxim U.S. Government Securities Portfolio)

(the “Portfolio”)
————————
8515 East Orchard Road
Greenwood Village, CO  80111
(866) 831-7129

This Prospectus describes one of 54 p ortfolios  of Maxim Series Fund, Inc. (the “Fund”), an open-end management investment company.  The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.    GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), serves as investment adviser to the Portfolio.

The Fund may sell Portfolio shares to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (“variable insurance contracts”) , to individual retirement account (“IRA”) owners, to qualified retirement plans and college savings programs , and to asset allocation portfolios that are series of the Fund.  Therefore, you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or IRA or participate in a qualified retirement plan or college savings program that makes the P ortfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing.  Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

The date of this Prospectus is _______ , 20 10

Portfolio Summary
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Management and Organization
More Information About the Portfolio
Shareholder Information
Financial Highlights
Additional Information

Portfolio Summary

Investment Objective
The Portfolio’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses shown would be higher.  The expenses shown are for the fiscal year ended December 31, 2009.  Current or future expenses may be greater or less than those presented.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program.  If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The Portfolio will invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs).  CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by (i) the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) private originators.  The Portfolio may invest in commercial mortgage-backed securities, asset-backed securities, and investment grade corporate bonds.
The Portfolio will focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.  The Portfolio may invest in mortgage dollar rolls with up to 20% of its net assets.  In a mortgage dollar roll transaction, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (the same type, issuer, term and coupon) on a specified future date from the same party.

The Portfolio may lend common stock to broker-dealers and financial institutions to realize additional income.  The Portfolio will not lend common stock or other assets if, as a result, more than 33 1/3% of the Portfolio’s total assets would be lent to other parties.

For more information on the investment strategies of the Portfolio, please see the “More Information About the Portfolio - More Information About the Portfolio’s Investments” section of this Prospectus and “Investment Limitations” and “Investment Policies and Practices” sections of the Statement of Additional Information (“SAI”).

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a bond’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be require to reinvest proceeds at the lower interest rates then available.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

For more information on the risks of investing in the Portfolio, please see the “More Information About the Portfolio - Principal Investment Risks,” “More Information About the Portfolio - More Information About the Portfolio’s Investments” and “More Information About the Portfolio - Other Risk Factors Associated with the Portfolio” sections of this Prospectus.

Performance
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio’s performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index.  The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios.  Investments cannot be made directly in a broad-based securities index.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter
Worst Quarter

Average Annual Total Returns for Periods Ended December 31, 2009

	One Year	Five Years	Ten Years
Maxim U.S. Government Mortgage Securities Portfolio	xxx%	xxx%	xxx%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	xxx%	xxx%	xxx%

For a description of the Portfolio’s benchmark index, please see the “Benchmark Index” section of this Prospectus.

Investment Adviser
MCM

Portfolio Manager
Catherine S. Tocher, CFA, Senior Vice President, Investments, MCM.  Ms. Tocher has managed the Portfolio since 1993.

For more information on the Investment Adviser and Portfolio Manager, please see the “Management and Organization” section of this Prospectus and the “Management of the Fund” section of the SAI.

Purchase and Sale of Portfolio Shares
Variable insurance contract owners, IRA owners, and participants in qualified retirement plans and college savings programs will not deal directly with the Portfolio regarding the purchase or redemption of the Portfolio’s shares.  Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable insurance contract owners.  Similarly, qualified retirement plan sponsors and administrators and college savings programs investment managers purchase and redeem Portfolio shares based on orders received from participants.  Custodians or trustees of IRAs place orders to purchase and redeem shares of the Portfolio through GWL&A.  Please contact your registered representative, qualified retirement plan sponsor or administrator, or college savings program for information concerning the procedures for purchasing and redeeming Portfolio shares.  The Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Tax Information
The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If the Portfolio qualifies as a regulated investment company and distributes its income as required by tax law, the Portfolio will not pay federal income taxes on dividends or capital gains.

For more information on the tax implications of investing in the Portfolio, please see the “Tax Consequences” section of this Prospectus and the “Dividends and Taxes” section of the SAI.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public, but instead may be offered as an underlying investment for variable insurance contracts, IRAs, qualified retirement plans, and college savings programs.  The Portfolio and its related companies may make payments to broker-dealers and other financial intermediaries for the sale of Portfolio shares and other services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to include the Portfolio as an underlying investment option in the variable insurance contract, IRA, qualified retirement plan, or college savings program or otherwise favor the Portfolio, and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

For more information about payments to broker-dealers and other financial intermediaries, please see the “Cash and Non-Cash Incentive Compensation” and the “Other Payments to Financial Intermediaries” sections of this Prospectus.

Management and Organization

Investment Adviser
MCM provides investment advisory, accounting and administrative services to the Fund and is the investment adviser of the Portfolio.  MCM is registered as an investment adviser under the Investment Advisers Act of 1940.  MCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111.  As of December 31, 2009, MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $___ billion.  MCM and its affiliates have been providing investment management services since 1969.

Catherine S. Tocher manages the Portfolio.  Ms. Tocher has served as manager of the Portfolio since 1993.  Ms. Tocher is a Manager and Senior Vice President, Investments, of MCM.  She is also Senior Vice President, Investments of GWL&A.  She joined the GWL&A Investments Department in 1987.  Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce (Honours Degree) in Finance.  She also holds the Chartered Financial Analyst designation.

Please see the SAI for additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Advisory Fees
For its services, MCM is entitled to a fee of 0.60% of average net assets, which is calculated daily and paid monthly.

A discussion regarding the basis for the Board of Directors approving any investment advisory contract of the Fund will be available in the Portfolio’s Semi-Annual Report to shareholders for the period ended June 30, 2010.

More Information About the Portfolio

Principal Investment Risks
The principal investment risks   associated with investing in the Portfolio are summarized in the “Portfolio Summary” section at the front of this Prospectus.  More detailed descriptions of the principal investment risks are described below.

Interest Rate Risk - The market value of a debt security is affected significantly by changes in interest rates.  When interest rates rise, the security’s market value declines and when interest rates decline, market values rise.  The longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk - A bond’s value can also be affected by changes in its credit quality rating or its issuer’s financial conditions.  An issuer may default on its obligations to pay principal and/or interest.

Liquidity Risk - The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk - Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors.  Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole.  The Portfolio is not limited with respect to sectors in which it can invest.  If the portfolio manager allocates more of the Portfolio’s holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector.  A portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Prepayment Risk - When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available.  Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Securities Lending Risk - When the Portfolio loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities.  Nevertheless, the Portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The back cover of this Prospectus explains how you can obtain a copy of the SAI.

Benchmark Index
The Portfolio’s benchmark index is the Barclays Capital Aggregate Bond Index.  The Barclays Capital Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

More Information About the Portfolio’s Investments

The Portfolio follows a distinct set of investment strategies.  All percentage limitations relating to the Portfolio’s investment strategies are applied at the time the Portfolio acquires a security.

Debt Securities

The Portfolio will normally invest at least 80% of its assets in debt securities.  Therefore, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds.

Bonds include debt securities of all types excluding money market instruments.  Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed securities, asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers.   Bond issuers may be foreign corporations or governments (including emerging market countries) as limited in the Portfolio's investment strategies.   In addition to bonds, debt securities also include money market instruments.

Bonds are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  In general, bond prices rise when interest rates fall, and vice versa.  Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.  This sensitivity to interest rates is also referred to as “interest rate risk.”

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody’s.  “Credit risk” relates to the issuer’s ability to make payments of principal and interest when due.

The lower a bond’s quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories.  Money market instruments are short-term debt securities of the highest investment grade quality.

Derivatives

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as “derivative” transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price.  Derivatives can, however, subject the Portfolio to various levels of risk.  There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated.  They are the predominant means of hedging currency or commodity exposures.  Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are “marked to market” daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract.  The buyer pays a fee, called a premium, to the seller, who is called a writer.  The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer’s demand.  Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments.  Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks.  If MCM judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss.  These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Thus, it is possible for the Portfolio to lose more than its original investment in a derivative transaction.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Money Market Instruments
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months.  Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities.  However, the U.S. Government does not guarantee the net asset value of Portfolio shares.  Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Temporary Investment Strategies
The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve.  Should the Portfolio take this action, it may not achieve its investment objective.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk.  The value of the Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may have be en little or no apparent degradation in the financial conditions or prospects of that company. These market conditions have add ed significantly to the risk of short-term volatility of the Portfolio.   While many market analysts have stated that the markets have generally begun to stabilize, there can be no assurance that adverse market conditions will not return.

In addition, the fixed-income markets experienc ed a period of extreme volatility which negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on the Portfolio’s investments and negatively impact the Portfolio’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

The recent instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. In addition, new proposals for legislation continue to be introduced in the U.S. Congress that could further substantially increase regulation of or changes to certain industries and/or impose restrictions on the operations and general ability of firms within the industry to conduct business consistent with historic practices.   Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invest s , or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone. The implications of government ownership and disposition of these assets continue to be unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Portfolio ’ s investment holdings.   The Treasury has extended TARP until October 31, 2010.

There is no guarantee the Portfolio will achieve its objective.   The Portfolio should not be considered to be a complete investment program by itself.  You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolio’s investment limitations and more detailed information about its investment policies and practices are contained in the SAI.

Shareholder Information

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public.  Currently, the Fund may sell Portfolio shares to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable insurance contracts.  The Fund may also sell Portfolio shares to IRA owners, to participants in connection with qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the Fund.  In the future, shares of the Portfolio may be used to fund other variable insurance contracts offered by GWL&A, or its affiliates, or other unrelated insurance companies.  For information concerning your rights under a specific variable insurance contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging the Portfolio's shares is the net asset value of the Portfolio.  The Portfolio's net asset value is generally calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) every day the NYSE is open (generally 4:00 p.m. Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, or during any period when the SEC has by order permitted a suspension of redemptions for the protection of shareholders, the time at which the net asset value is calculated may differ.  To the extent that the Portfolio’s assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business.  In addition, trading in some of a Portfolio’s assets may not occur on days when the Fund is open for business.  Your share price will be the next net asset value calculated after we receive your order in “ good order . ”  This means that the requests must be accompanied by proper payment and sufficient information, documentation and detail before the close of regular trading on the NYSE to enable the Portfolio to allocate assets properly.

The Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available.  In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Portfolio’s judgment, do not represent current market values of these securities.  Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors.  The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

Net asset value for the Portfolio is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value. If the Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when the Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio’s outstanding shares.

Exchanging Shares

Participants in qualified retirement plans and college savings programs and IRA owners who purchase shares of the Portfolio outside a variable insurance contract may, in accordance with the applicable IRA, qualified retirement plan or college savings program, exchange shares of the Portfolio.

The Portfolio may refuse exchange purchases by any person or group if, in MCM’s judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Dividends and Capital Gains Distributions

The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends quarterly .  The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions at least once annually .   Both dividends and capital gains distributions are reinvested in additional shares of the Portfolio at net asset value.

Frequent Purchases and Redemptions of Fund Shares

The Portfolio is not intended for the purpose of market timing or excessive trading activity.  Market timing activity may dilute the interests of shareholders in the Portfolio.   (As used in this section, “shareholders” include individual holders of variable insurance contracts investing in the Portfolio through subaccount units,  IRA owners, qualified retirement plan participants, and college savings program participants.)   Market timing generally involves frequent or unusually large trades that are intended to take advantage of short-term fluctuations in the value of the Portfolio’s securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large trades may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

Market timing in portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a p ortfolio's international portfolio securities trade and the time as of which the p ortfolio's net asset value is calculated.   Market timing in p ortfolios investing significantly in high yield or junk bonds may occur if market prices are not readily available for a p ortfolio's junk bond holdings.   Market timers may purchase shares of a p ortfolio based on events occurring after foreign market closing prices are established but before calculation of the p ortfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a p ortfolio.

The Fund maintains policies and procedures, approved by the Board of Directors, which are designed to discourage market timing and excessive trading activity by shareholders.  As part of the procedures, all transaction requests (received in “good order,” as described above under Pricing Shares) will be processed at the Portfolio’s next determined net asset value.  In all cases, if the order is received from the shareholder before the close of regular trading on the NYSE , generally 4 p.m. Eastern Time, it is processed with that day’s trade date at that day’s net asset value.

The Portfolio has also adopted pricing procedures and guidelines, including procedures for fair value pricing of Portfolio securities to reflect significant market events occurring after the close of a foreign exchange on which Portfolio securities are traded, or which otherwise may not be reflected in the market price of a foreign or domestic security.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of the type of market timing described above.  The procedures are designed to limit dilution to the Portfolio that may be caused by market-timing activities following a significant market event that occurs prior to the Portfolio’s pricing time.

The Fund has entered into agreements with financial intermediaries that are designees of separate accounts, IRAs, qualified retirement plans and college savings programs (“record keepers”) that require the record keeper s to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades.

MCM has also implemented an additional process to assist with the identification of potential market-timing and/or excessive trading activity, which involves coordination with the record   keeper .

Detailed exception reports are prepared monthly showing shareholders that have made purchases and sales in the same portfolio within five business days of each other.  Upon identification of such shareholders , the past 90 days of the shareholder’s activity is obtained for further review.

Upon identification of shareholders who have participated in market timing and/or excessive trading, MCM or its designee will utilize the record   keeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the shareholder to discontinue market timing and/or excessive trading activity.    Upon implementation of such trading restrictions, purchase orders are rejected .

The practices and policies described above are intended to deter and curtail market timing  and excessive trading in the Portfolio. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, it may not be possible to identify market timing or excessive trading activity until a trading pattern is established.  Shareholders seeking to engage in market timing or excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Portfolio and its agents to detect and curtail market timing or excessive trading practices may also be limited by operational systems and technological limitations.  Further, all Portfolio purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts. The Portfolio typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing prior to completion of a specific Portfolio trade. Also, certain financial intermediaries, IRAs, qualified retirement plans, college savings programs and variable insurance contracts have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts maintained through an omnibus account, that may be more or less restrictive than the Fund’s practices discussed above.  To the extent the Portfolio does not detect market timing and/or excessive trading, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that management of the Portfolio may be disrupted and shareholders may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the Portfolio.

We endeavor to ensure that our procedures are uniformly and consistently applied to all shareholders, and we do not exempt any persons from these procedures.  In addition, we do not enter into agreements with shareholders whereby we permit market timing or excessive trading.  However, because of the discretionary nature of the restrictions and given that the Fund reserves the right to reject orders, the possibility exists that some shareholders may be permitted to engage in market timing before restrictions are imposed.  We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on shareholders engaging in market timing or excessive trading.

Tax Consequences

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Code.  The Portfolio intends to distribute all of its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

The Portfolio is currently not subject to tax.  It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Code.  If the Portfolio does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains.  This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depend on the provisions of the variable insurance contract through which you invest in the Portfolio or the terms of your IRA, qualified retirement plan or college savings program.  For more information, please refer to the applicable prospectus and/or disclosure documents for that variable insurance contract, IRA, qualified retirement plan or college savings program.

Cash and Non-Cash Incentive Arrangements
GWL&A, GWFS Equities, Inc., the Fund’s principal underwriter (the “Distributor”), and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Portfolios, may contribute to various cash and non-cash incentive arrangements to promote the sale of Portfolio shares.  These arrangements will be made available to registered representatives associated with the Distributor.  The GWL&A affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the GWL&A affiliates may also pay for the travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive arrangements may vary depending on the arrangement in place at any particular time.  The cash incentive payable to participating registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in the Portfolio attributable to IRA owners, qualified retirement plan participants, and variable insurance contract owners. These types of arrangements could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a registered representative to recommend or sell shares of the Portfolio instead of other funds where payments are not received.  Similarly, the receipt of such payments could create an incentive for a registered representative to recommend certain variable insurance contracts or investment options under the contracts instead of other variable insurance contracts or investment options, which may not necessarily be to your benefit.  You may ask your registered representative or qualified retirement plan sponsor for details about any compensation received in connection with the sale of Portfolio shares.

Other Payments to Financial Intermediaries

GWL&A and/or its affiliates (collectively, the "GWL&A Funds Group" or "GFG")  may make payments to broker-dealers and other financial intermediaries for providing marketing support services, networking, shareholder services, and/or administrative or recordkeeping support services with respect to the Portfolio.  The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, and/or access to an intermediary's personnel and other factors.  Such payments are paid from GFG's legitimate profits and other financial resources (not from the Portfolio) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, GFG may pay or allow other promotional incentives or payments to dealers and other financial intermediaries.

Sale of Portfolio shares, and/or shares of other mutual funds affiliated with the Fund, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.  Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

GFG's payments to financial intermediaries could be significant to the intermediary and may provide the intermediary with an incentive to favor the Portfolio or affiliated funds.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  Contact your financial intermediary for information about any payments it receives from GFG and any services it provides, as well as about fees and/or commissions it charges.

GWL&A Administrative Services Agreement
Effective January 1, 2006, MCM entered into an Administrative Services Agreement with its parent, GWL&A, pursuant to which GWL&A will provide recordkeeping and administrative services to the qualified employee benefit or retirement plans and insurance company separate accounts (“Account Holders”) which invest their assets in the Fund. The services provided by GWL&A include (1) maintaining a record of the number of Fund and Portfolio shares held by each Account Holder; (2) performing the required sub-accounting necessary to record participant interests in retirement plans; (3) investigating all inquiries from authorized plan representatives or other Account Holders relating to the shares held; (4) recording the ownership interest of Account Holders with respect to Fund and/or Portfolio shares and maintaining a record of the total number of shares which are so issued to the Account Holders; and (5)  notifying MCM, or its agent, if discrepancies arise between the records GWL&A maintains for the Account Holders and the information GWL&A is provided by MCM or its designee.  The Services provided by GWL&A are not in the capacity of a sub-transfer agent for MCM or the Fund.  For the services rendered by it pursuant to the Administrative Services Agreement, GWL&A will receive a fee equal to 0.35% of the average daily net asset value of the shares of each of the Portfolios for which GWL&A provides services.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year.  Twice a year shareholders of the Portfolio will receive a report containing a summary of the Portfolio's performance and other information.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial history for the past five years, or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share.  Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  Total returns do not include expenses associated with variable insurance contracts, IRAs, qualified retirement plans or college savings programs .  If such expenses were included, total returns would be lower.  The information has been derived from financial statements audited by [_____________] , Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report , which is available upon request .

[Financial highlights table to be filed by amendment.]

Additional Information

This Prospectus is intended for use in connection with variable insurance contracts, IRAs, qualified retirement plans, college savings programs , or other tax-deferred arrangements or similar arrangements.   The SAI contains more details about the investment policies , procedures and limitations of the Portfolio.  A current SAI is on file with the SEC and is incorporated into this Prospectus as a matter of law, which means that it is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders.  In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.   Semi-Annual Reports for the Portfolio include unaudited financial statements.

For a free copy of the SAI , Annual or Semi-Annual Reports or to request other information or ask questions about the Portfolio , call 1-8 66 -831-7129.

The Fund’s web site is www.maximfunds.com .   The SAI , Annual , and Semi-Annual Reports are available on the web site.

The SAI and the Annual and Semi-Annual Reports are available on the EDGAR Database on the SEC’s Internet Web site (http://www.sec.gov).  You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C.  20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.  You can also review and copy information about the Portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-03364.

This Prospectus should be read
and retained for future reference.

PART C

OTHER INFORMATION

Item 28.                        Exhibits

(a) Articles of Incorporation are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 29, 2000 (File No. 2-75503); Articles Supplementary are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000 (File No. 2-75503), Post-Effective Amendment No. 72 filed on April 27, 2001 (File No. 2-75503), Post-Effective Amendment No. 73 filed on December 31, 2001 (File No. 2-75503), Post-Effective Amendment No. 75 filed on March 1, 2002 (File No. 2-75503), Post-Effective Amendment No. 77 filed on February 14, 2003 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003, (File No. 2-75503), Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503), Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503),  Post-Effective Amendment No. 88 filed on May 1, 2007 (File No. 2-75503), Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503), Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503), and Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(b) Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, (File No. 2-75503).  Amended and Restated Bylaws of Maxim Series Fund, Inc. are incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(c) Not Applicable.

(d)(1) Investment Advisory Agreement and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999 (File No. 2-75503), Post-Effective Amendment No. 76 filed on April 26, 2002 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503), Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503),  Post-Effective Amendment No. 93 filed on April 28, 2008 (File No. 2-75503), Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503), and Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(d)(2) Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503), Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503), and Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(d)(3) Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503),  Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503), and Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(d)(4) Form of Sub-Advisory Agreement on behalf of Maxim Stock Index, Maxim Index 600 and Maxim S&P 500® Index Portfolios and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 78 to its Registration Statement filed on April 11, 2003 (File No. 2-75503),  Post-Effective Amendment No. 80 filed on June 30, 2003 (File No. 2-75503), and Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(d)(5) Sub-Advisory Agreement on behalf of Maxim Invesco ADR Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503), and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503).  Amendment to Sub-Advisory Agreement to be filed by amendment.

(d)(6) Sub-Advisory Agreement on behalf of Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 70 to the Registration Statement filed on March 1, 2001 (File No. 2-75503).

(d)(7) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity/Income Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503),  Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503), and Post-Effective Amendment No. 93 filed on April 28, 2008 (File No. 2-75503).

(d)(8) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price MidCap Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998 (File No. 2-75503), Post-Effective Amendment No. 72 filed on April 27, 2001 (File No. 2-75503), and Post-Effective Amendment No. 78 filed on April 11, 2003 (File No. 2-75503).

(d)(9) Form of Sub-Advisory Agreement on behalf of Maxim MFS International Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503).

(d)(10) Form of Sub-Advisory Agreement on behalf of Maxim Federated Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503).

(d)(11) Form of Sub-Advisory Agreement on behalf of Maxim Janus Large Cap Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003 (File No. 2-75503) and Post-Effective Amendment No. 83 filed on August 4, 2004 (File No. 2-75503).

(d)(12) Form of Sub-Advisory Agreement on behalf of Maxim Small-Cap Growth Portfolio and amendments thereto are incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503) and Post-Effective Amendment No. 93 filed on April 28, 2008 (File No. 2-75503).

(d)(13)  Form of Sub-Advisory Agreement on behalf of Maxim MFS International Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 101 to its Registration Statement filed on October 30, 2009.

(d)(14)  Form of Sub-Advisory Agreement on behalf of Maxim Global Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(d)(15)  Form of Sub-Advisory Agreement on behalf of Maxim Putnam High Yield Bond Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 101 to its Registration Statement filed on October 30, 2009.

(d)(16)  Form of Sub-Advisory Agreement on behalf of Maxim Small-Cap Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).  Amendment to Sub-Advisory Agreement to be filed by amendment.

(d)(17)  Form of Sub-Advisory Agreement on behalf of Maxim MidCap Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 92 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(e)(1)(a)  Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(e)(1)(b)  Amendment to Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).  Amendment to Principal Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(e)(2)    Form of Selling Agreement for the Maxim Lifetime Asset Allocation Portfolios is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503). Form of Selling Agreement for the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(f) Not Applicable.

(g) Custody Agreements with The Bank of New York Mellon is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503).

(h) (1) Transfer Agency and Service Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001 (File No. 2-75503).

(h)(2) Securities Lending Agreement with The Bank of New York Mellon is incorporated by reference to Registrant's Post-Effective Amendment No. 74 filed on March 1, 2002 (File No. 2-75503).

(h)(3)  Rule 22c-2 Shareholder Information Agreement between the Fund and GWFS Equities, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(i) Legal Opinion of Helliwell, Melrose & DeWolfe, P.A. is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000 (File No. 2-75503).

(i)(2)   Legal Opinion with respect to the Lifetime Asset Allocation Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

(i)(3)   Legal Opinion with respect to the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(j) Written Consent of [_______________], Independent Registered Public Accounting Firm, to be filed by amendment.

(k) Not Applicable.

(l)  Not Applicable.

(m)  Form of Distribution Plan under Rule 12b-1 for the Maxim Lifetime Asset Allocation Portfolios is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).  Forms of Distribution Plans under Rule 12b-1 for the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(n)  Form of Rule 18f-3 Plan for the Maxim Lifetime Asset Allocation Portfolios is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).  Forms of Rule 18f-3 Plans for the Maxim SecureFoundation Balanced Portfolio and Maxim SecureFoundation Lifetime Portfolios is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(o)  Reserved.

(p)(1) Code of Ethics for the Fund’s principal underwriter is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(p)(2) Code of Ethics for Ariel Investments, LLC is incorporated by reference to Post-Effective Amendment No. 38 to Ariel Investment Trust’s Registration Statement filed on January 29, 2009 (File No. 33-7699).

(p)(3) Code of Ethics for Mellon Capital Management Corporation is incorporated by reference to Pre-Effective Amendment No. 2 to Realty Fund’s Registration Statement filed on September 20, 2007 (File No. 333-142156).

(p)(4) Code of Ethics for Invesco Global Asset Management (N.A.), Inc. is incorporated by reference to Post-Effective Amendment No. 42 to AIM International Mutual Funds’ Registration Statement filed on February 25, 2009 (File No. 33-44611).

(p)(5) Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated by reference to Post-Effective Amendment No. 52 to the Loomis Sayles Funds II’s Registration Statement filed on December 3, 2008 (File No. 33-39133).

(p)(6) Code of Ethics for T. Rowe Price Group is incorporated by reference to Post-Effective Amendment No. 34 to T. Rowe Price Institutional International Fund, Inc.’s Registration Statement filed on February 26, 2009 (File No. 33-29697).

(p)(7) Code of Ethics for Massachusetts Financial Services Company is Incorporated by reference to Post-Effective Amendment No. 40 to MFS Series Trust III’s Registration Statement filed on March 29, 2007 (File No. 2-60491).

(p)(8) Code of Ethics for Federated Investment Management Company is incorporated by reference to Post-Effective Amendment No. 103 to Money Market Obligation Trust’s Registration Statement filed on February 27, 2009 (File No. 33-31602).

(p)(9) Code of Ethics for Janus Capital Management LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 53 to Janus Adviser Series’ Registration Statement filed on December 31, 2008 (File No. 333-33978).

(p)(10)  Code of Ethics for Silvant Capital Management LLC is incorporated by reference to Post-Effective Amendment No. 66 to Ridgeworth Funds’ (formerly, STI Classic Funds) Registration Statement filed on May 30, 207 (File No. 33-45671).

 (p)(11)  Code of Ethics for Franklin Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 30 to Franklin Templeton Global Trust filed February 26, 2009 (File No. 33-01212).

(p)(12)  Code of Ethics for Putnam Investment Management, LLC  and amendments thereto are incorporated by reference to Post-Effective Amendment No. 93 to Putnam Funds Trust filed June 26, 2009 (File No. 333-00515).

(p)(13)  Code of Ethics for Goldman, Sachs Asset Management, L.P. is incorporated by reference to Registrant’s Post-Effective Amendment No. 95 to its Registration Statement filed on March 20, 2008 (File No. 2-75503).

(p)(14)  Code of Ethics for Invesco Institutional (N.A.), Inc. is incorporated by reference to Post-Effective Amendment No. 51 to AIM Sector Funds’ Registration Statement filed on February 13, 2009 (File No. 2-85905).

(p)(15) Maxim Series Fund, Inc. and GW Capital Management, LLC Amended and Restated Code
of Ethics for Securities Transactions of Access Persons is incorporated by reference to Post-Effective Amendment No. 97 filed on April 30, 2009 (File No. 2-75503).

Item 29.	Persons Controlled by or under Common Control with Registrant.

[To be filed by amendment.]

Item 30.                                Indemnification.

Registrant’s Articles of Incorporation provides as follows:

Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland.

The General Corporation Laws of the State of Maryland provides:

Indemnification of directors, officers, employees, and agents

(a)  Definitions. -- In this section the following words have the meanings indicated.

(1)  "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

(2)  "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(3)  "Expenses" include attorney's fees.

(4)  "Official capacity" means the following:

(i) When used with respect to a director, the office of director in the corporation; and
(ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(5)  "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(6)  "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)  Permitted indemnification of director. –

(1)  A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i)  The act or omission of the director was material to the matter giving rise to the proceeding; and

1.  Was committed in bad faith; or

2.  Was the result of active and deliberate dishonesty; or

(ii)  The director actually received an improper personal benefit in money, property, or services; or

(iii)  In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i)  Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii)  However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3) (i)  The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4)  A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i)  For a proceeding brought to enforce indemnification under this section; or

(ii)  If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c)  No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d)  Required indemnification against expenses incurred in successful defense. -- Unless limited by the charter:

(1)  A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

(2)  A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i)  If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii)  If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

(3)  A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

(e)  Determination that indemnification is proper. –

(1)  Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2)  Such determination shall be made:

(i)  By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii)  By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii)  By the stockholders.

(3)  Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

(4)  Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)  Payment of expenses in advance of final disposition of action. –

(1)  Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i)  A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii)  A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2)  The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3)  Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

(g)  Validity of indemnification provision. -- The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h)  Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i)  Director's service to employee benefit plan. -- For purposes of this section:

(1)  The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2)  Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3)  Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j)  Officer, employee or agent. -- Unless limited by the charter:

(1)  An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

(2)  A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3)  A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)  Insurance or similar protection. –

(1)  A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2)  A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3)  The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l)  Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting.

Item 31.                      Business and Other Connections of Investment Adviser.

Registrant's investment adviser, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A").  MCM provides investment advisory services to various unregistered separate accounts of GWL&A.  The managers and officers of MCM have held, during the past two fiscal years, the following positions of a substantial nature.

Name	Position(s)

S. Mark Corbett
Executive Vice President and Chief Investment Officer, GWL&A Financial Inc., GWL&A, and First Great-West Life & Annuity Insurance Company; Executive Vice President and Chief Investment Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and Crown Life Insurance Company; Chairman and President, MCM; Executive Vice President, Orchard Trust Company, LLC.

Charles P. Nelson
Executive Vice President, Retirement Services, GWL&A, and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM; Director, Maxim Series Fund, Inc.

James L. McCallen
Senior Vice President and Chief Financial Officer, GWL&A Financial Inc., GWL&A, and First Great-West Life & Annuity Insurance Company; Senior Vice President and Chief Financial Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and Crown Life Insurance Company; Manager, MCM; Manager and Senior Vice President, Orchard Trust Company, LLC; Director, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC

Graham R. McDonald
Senior Vice President, Corporate Resources, GWL&A, and First Great-West Life & Annuity Insurance Company; Senior Vice President, Corporate Resources, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and Crown Life Insurance Company; Manager, MCM; Director, GWFS Equities, Inc.

Cathe S. Tocher	Senior Vice President, Investments, GWL&A; Manager and Senior Vice President, Investments, MCM.

Beverly A. Byrne
Chief Compliance Officer, Chief Legal Counsel, Financial Services, GWL&A and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC.

Mary C. Maiers
Vice President, Investment Operations, GWL&A and First-Great-West Life & Annuity Insurance Company; Vice President and Investments Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, Maxim Series Fund, Inc. and MCM.

Item 32.	Principal Underwriter

(a)  GWFS Equities, Inc. serves as the principal underwriter for the Registrant.  GWFS Equities, Inc. also serves as distributor or principal underwriter for Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, Variable Annuity-1 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Varifund Variable Annuity Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (“First GWL&A”), Variable Annuity-2 Series Account of First GWL&A, Variable Annuity-3 Series Account of First GWL&A, COLI VUL-2 Series Account of First GWL&A and COLI VUL-4 Series Account of First GWL&A.

(b)

Name	Principal Business Address	Position and Offices with Underwriter	Position and Offices with Fund
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer	Director
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
J. C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer	Controller
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer	Secretary and Chief Compliance Officer
R. Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Investments Compliance Officer	Treasurer and Investment Operations Compliance Officer

Item 33.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111; or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 103 to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village and State of Colorado on the 26th day of February 2010.

MAXIM SERIES FUND, INC.
(Registrant)
By:	/s/ M.T.G. Graye
M.T.G. Graye, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 103 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ M.T.G. Graye M.T.G. Graye	President and Chairman	February 26, 2010
/s/ C.P. Nelson C.P. Nelson	Director	February 26, 2010
/s/ R.P. Koeppe R.P. Koeppe*	Director	February 26, 2010
/s/ G.H. Klapper G.H. Klapper*	Director	February 26, 2010
/s/ S. Zisman S. Zisman*	Director	February 26, 2010
/s/ M.C. Maiers M.C. Maiers	Treasurer and Investment Operations Compliance Officer	February 26, 2010
*By: /s/ B. A. Byrne B.A. Byrne	Attorney-in-fact	February 26, 2010

 *Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503).  Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 96 to the Registration Statement filed on February 13, 2009 (File No. 2-77503).